UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21348

Name of Fund: BlackRock Municipal Credit Alpha Portfolio, Inc. (formerly, BlackRock Municipal Income Fund, Inc.)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Credit Alpha Portfolio, Inc. (formerly, BlackRock Municipal Income Fund, Inc.), 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2025

Date of reporting period: 01/31/2025

Item 1 –	Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

January 31, 2025
2025 Semi-Annual Report (Unaudited)

BlackRock Long-Term Municipal Advantage Trust (BTA)
BlackRock MuniAssets Fund, Inc. (MUA)
BlackRock Municipal Income Fund, Inc. (MUI)
BlackRock MuniYield Fund, Inc. (MYD)
BlackRock MuniYield Quality Fund, Inc. (MQY)
BlackRock MuniYield Quality Fund III, Inc. (MYI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Municipal Market Overview For the Reporting Period Ended January 31, 2025

Municipal Market Conditions
Volatility was heightened across fixed income markets as the Federal Reserve (“Fed”) began to ease monetary policy and the contentious election cycle ended in a Republican sweep. While front-end interest rates fell, intermediate and long-end rates surprisingly rose amid stronger than expected economic growth and fiscal deficit concerns. Municipal bonds started the year slow but rebounded as seasonals turned increasingly positive in the summer. Weakness in the fourth quarter eroded most of the gains, before a volatile but virtually flat January ended the period. The Bloomberg Municipal Bond Index returned 2.08% as high yield bonds, barbell yield curve strategies, and the Puerto Rico, IDR/PCR, and housing sectors performed best. On a relative basis, the asset class outperformed versus duration matched Treasuries.
Bloomberg Municipal Bond Index(a)
Total Returns as of January 31, 2025
6	months:	1.05%
12	months:	2.08%
During the 12-months ended January 31, 2025, municipal bond funds experienced net inflows totaling $27 billion (based on data from the Investment Company Institute), concentrated in long-term and high yield funds. At the same time, the market absorbed $494 billion in issuance, a 35% year-over-year increase, boosted by increased borrowing needs on the back of deferred maintenance and elevated inflation as well as a pull forward of supply ahead of the election.
A Closer Look at Yields
AAA Municipal Yield Curves

Source: Thomson Municipal Market Data.
From January 31, 2024, to January 31, 2025, yields on AAA-rated 30-year municipal bonds increased by 45 basis points (bps) from 3.52% to 3.97%, ten-year yields increased by 59 bps from 2.38% to 2.97%, five-year yields increased by 41 bps from 2.36% to 2.77%, and two-year yields increased by 3 bps from 2.64% to 2.67% (as measured by Refinitiv Municipal Market Data). As a result, the municipal yield curve steepened over the 12-month period with the spread between two- and 30-year maturities steepening by 42 bps to a slope of 130 bps, lagging the 63 bps of steepening experienced by the Treasury curve.
Despite a slight cheapening of the asset class during the period, relative valuations remain historically rich and should continue to limit interest from crossover investors.
Financial Conditions of Municipal Issuers
Most municipal issuers are stable, as tax receipts and spending have normalized since the COVID era. With reserves at record highs, debt service burdens near 50-year lows, and pension funding levels dramatically improving, states are well positioned to weather an economic slowdown or significant targeted changes to federal spending or tax policy. Local governments and suburban school districts that primarily rely on property tax revenues typically fare well during a slowdown. However, affordability is becoming a concern as the rapid appreciation of home values drives property taxes and homeowner insurance costs higher. Large cities have adjusted to declining commercial real estate values, but changes to federal immigration policy will create near-term budgetary pressure. We view changes in federal tax and spending policy as the largest risk to the sector since federal funds represent, on average, 35% of state budgets. States with higher poverty rates and limited own-source revenue rely more on federal aid, making it difficult to enact dramatic across-the-board cuts to large non-discretionary programs such as Medicaid.
We continue to favor revenue-sector issuers over state and local governments since they are typically lower-rated and offer additional yield. Most municipal revenue sector borrowers are highly defensive, as they are monopolistic providers of essential services that can raise user fees to cover operations. In the investment-grade sector, we prefer single-A and triple-B bonds. We also favor prepaid gas and housing bonds that offer attractive yields, high quality, and good liquidity.
The opinions expressed are those of BlackRock as of January 31, 2025 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.  There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.
(a) The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.
Municipal Market Overview

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. In such circumstance, the investment adviser may nevertheless determine to maintain a Fund’s leverage if it deems such action to be appropriate. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares” or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock Long-Term Municipal Advantage Trust (BTA)
Investment Objective
BlackRock Long-Term Municipal Advantage Trust’s (BTA) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal obligations and derivative instruments with exposure to such municipal obligations, in each case that are expected to pay interest or income that is exempt from U.S. federal income tax (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment and, under normal market conditions, the Fund’s municipal bond portfolio will have a dollar-weighted average maturity of greater than 10 years. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Trustees of the Fund and the Board of Directors of BlackRock MuniAssets Fund, Inc. (MUA) each approved the reorganization of the Fund into MUA, with MUA continuing as the surviving Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganization is expected to occur during the second half of 2025.
Fund Information
Symbol on New York Stock Exchange	BTA
Initial Offering Date	February 28, 2006
Yield on Closing Market Price as of January 31, 2025 ($9.89)(a)	6.01%
Tax Equivalent Yield(b)	10.15%
Current Monthly Distribution per Common Share(c)	$0.049500
Current Annualized Distribution per Common Share(c)	$0.594000
Leverage as of January 31, 2025(d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 9.89	$ 10.41	(5.00)%	$ 10.91	$ 9.62
Net Asset Value	10.46	10.73	(2.52)	11.04	10.19
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	0.21%	5.77%	0.76%	3.35%
Fund at Market Price(a)(b)	(2.34)	0.88	(0.12)	3.79
Customized Reference Benchmark(c)	1.23	3.44	1.15	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (75%) and the Bloomberg Municipal Bond: High Yield
(non-Investment Grade) Total Return Index (25%). The Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock Long-Term Municipal Advantage Trust (BTA)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Holdings in the tax-backed state sector, particularly contingent value instruments issued by Puerto Rico, contributed to performance. The transportation, corporate-backed, and healthcare sectors were also large contributors. With respect to rating categories, non-rated securities made the largest contribution, followed by As and BBBs. High-yield bonds with maturities of 25 years and longer further benefited performance, as did positions in premium coupon issues. On the other hand, the tobacco and housing sectors detracted. Holdings in 15- to 18-year maturities also detracted, as did discount-coupon bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	20.6%
Corporate	15.5
Health	15.1
Transportation	14.2
Education	10.6
State	7.7
Tobacco	6.4
Utilities	5.5
Housing	4.4

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	13.2%
2026	8.8
2027	8.8
2028	11.9
2029	12.1

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.0%
AA/Aa	18.8
A	18.1
BBB/Baa	11.5
BB/Ba	7.8
B	3.1
CCC/Caa	0.4
N/R(e)	37.3

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2.4% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock MuniAssets Fund, Inc. (MUA)
Investment Objective
BlackRock MuniAssets Fund, Inc.’s (MUA) (the “Fund”) investment objective is to provide high current income exempt from U.S. federal income taxes by investing primarily in a portfolio of medium- to lower-grade or unrated municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Fund invests at least 65% of its assets in municipal bonds that are rated in the medium to lower rating categories by nationally recognized rating services (for example, Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or lower by S&P Global Ratings, or securities that are unrated but are deemed by the investment adviser to be of comparable quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors of MUA and the Board of Trustees of BlackRock Long-Term Municipal Advantage Trust (BTA) each approved the reorganization of BTA into MUA, with MUA continuing as the surviving Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganization is expected to occur during the second half of 2025.
Fund Information
Symbol on New York Stock Exchange	MUA
Initial Offering Date	June 25, 1993
Yield on Closing Market Price as of January 31, 2025 ($11.05)(a)	6.03%
Tax Equivalent Yield(b)	10.19%
Current Monthly Distribution per Common Share(c)	$0.055500
Current Annualized Distribution per Common Share(c)	$0.666000
Leverage as of January 31, 2025(d)	29%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.05	$ 11.52	(4.08)%	$ 12.66	$ 10.73
Net Asset Value	11.65	11.89	(2.02)	12.22	11.37
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	0.81%	8.11%	0.82%	3.08%
Fund at Market Price(a)(b)	(1.31)	7.34	(1.40)	2.68
High Yield Customized Reference Benchmark(c)	1.53	5.79	1.82	N/A
Bloomberg Municipal High Yield Bond Index(d)	1.75	7.62	2.32	4.18

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The High Yield Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Rated Baa Index (20%), the Bloomberg Municipal Bond: High Yield (non-Investment
Grade) Total Return Index (60%) and the Bloomberg Municipal Investment Grade ex BBB Index (20%). The High Yield Customized Reference Benchmark commenced on
September 30, 2016.

(d)	An index designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock MuniAssets Fund, Inc. (MUA)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Holdings in the tax-backed state sector, particularly contingent value instruments issued by Puerto Rico, contributed to performance. The other industries, transportation, and corporate-backed sectors were also notable contributors. With respect to rating categories, non-rated securities made the largest contribution. Holdings in bonds with maturities of 10 years and longer further benefited performance, as did positions in premium coupon issues. On the other hand, positions in the housing sector detracted. Holdings in 15- to 18-year maturities detracted, as did discount-coupon bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.0%
Transportation	14.1
Corporate	14.0
State	13.2
Education	12.9
Health	9.9
Tobacco	5.6
Housing	5.2
Utilities	3.9
Commercial Services & Supplies	0.2

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	21.7%
2026	8.2
2027	6.4
2028	8.6
2029	6.5

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	0.2%
AA/Aa	12.1
A	10.3
BBB/Baa	8.1
BB/Ba	10.3
B	4.2
CCC/Caa	0.4
N/R(e)	54.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock Municipal Income Fund, Inc. (MUI)
Investment Objective
BlackRock Municipal Income Fund, Inc.’s (MUI) (the “Fund”) investment objective is to provide common shareholders with high current income exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests at least 75% of its assets in municipal bonds rated investment grade or, if unrated, are deemed to be of comparable quality by the investment adviser, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On June 7, 2024, the Board of Directors of the Fund approved the conversion of the Fund from a registered closed-end management investment company listed on the New York Stock Exchange to an unlisted, continuously offered registered closed-end management investment company that conducts periodic repurchases of its shares pursuant to Rule 23c-3 under the Investment Company Act of 1940 (sometimes referred to as an “interval fund”) (the “Conversion”). The requisite approvals were obtained from the Fund’s shareholders at a special meeting of Shareholders held on September 30, 2024. The Conversion is expected to take place after the close of business on March 21, 2025 and the Fund will operate as an interval fund under the name BlackRock Municipal Credit Alpha Portfolio, Inc.
Fund Information
Symbol on New York Stock Exchange	MUI
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2025 ($12.22)(a)	5.40%
Tax Equivalent Yield(b)	9.12%
Current Monthly Distribution per Common Share(c)	$0.055000
Current Annualized Distribution per Common Share(c)	$0.660000
Leverage as of January 31, 2025(d)	17%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)
The monthly distribution per Common Share, declared on March 3, 2025, was decreased to $0.040800 per share.  The yield on closing market price, tax equivalent yield, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate.  The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

(d)
Represents TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The
Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 12.22	$ 12.35	(1.05)%	$ 12.77	$ 12.04
Net Asset Value	13.26	13.19	0.53	13.51	13.00
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	3.22%	4.66%	0.54%	2.66%
Fund at Market Price(a)(b)	1.60	10.69	0.74	2.75
National Customized Reference Benchmark(c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock Municipal Income Fund, Inc. (MUI)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period. The Fund’s position in high-yield bonds, also contributed to absolute performance. At the sector level, prepaid gas bonds were notable contributors. On the other hand, longer-maturity issues detracted due to falling prices. The Fund’s use of leverage hurt results, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	29.3%
Corporate	18.5
Utilities	11.7
Health	11.6
County/City/Special District/School District	11.3
State	7.0
Education	6.3
Tobacco	2.7
Housing	1.2
Fixed Income Funds	0.4

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	10.7%
2026	8.2
2027	6.9
2028	1.5
2029	12.0

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	6.5%
AA/Aa	36.1
A	30.9
BBB/Baa	4.6
BB/Ba	1.3
B	— (e)
CCC/Caa	0.2
N/R(f)	20.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)	Rounds to less than 0.1%.
(f)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock MuniYield Fund, Inc. (MYD)
Investment Objective
BlackRock MuniYield Fund, Inc.’s (MYD) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 75% of its assets in municipal bonds rated investment grade, or deemed to be of comparable quality by the investment adviser, at the time of investment and invests primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors/Trustees of BlackRock Investment Quality Municipal Trust, Inc. (BKN), BlackRock MuniYield Quality Fund II, Inc. (MQT) and the Fund (collectively, the “Target Funds”) approved the reorganization of each Target Fund into BlackRock MuniYield Quality Fund, Inc. (MQY), with MQY continuing as the surviving Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to be completed in the second half of 2025.
Fund Information
Symbol on New York Stock Exchange	MYD
Initial Offering Date	November 29, 1991
Yield on Closing Market Price as of January 31, 2025 ($10.68)(a)	6.12%
Tax Equivalent Yield(b)	10.34%
Current Monthly Distribution per Common Share(c)	$0.054500
Current Annualized Distribution per Common Share(c)	$0.654000
Leverage as of January 31, 2025(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.68	$ 10.99	(2.82)%	$ 11.66	$ 10.37
Net Asset Value	11.80	12.14	(2.80)	12.41	11.52
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	0.06%	1.90%	(0.22)%	2.37%
Fund at Market Price(a)(b)	0.04	5.76	(1.95)	1.75
National Customized Reference Benchmark(c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock MuniYield Fund, Inc. (MYD)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to pause the process of cutting interest rates.
High-quality AA and A rated bonds, primarily those with maturities of 20 years and longer, were the largest contributors to absolute performance. At the sector level, airports and pre-paid gas were the leading contributors thanks to the combination of income and spread tightening. High yield securities also helped results. Puerto Rico sales tax issues, which experienced little volatility and benefited from their above-average income, were notable contributors in high yield. The Fund’s use of leverage further aided performance by increasing portfolio income. On the other hand, the Fund’s use of U.S. Treasury futures to manage interest rate risk was a small detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	24.9%
State	14.0
Corporate	12.3
Utilities	11.8
County/City/Special District/School District	11.5
Health	10.6
Housing	8.9
Education	3.6
Tobacco	2.4

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	7.4%
2026	1.5
2027	9.2
2028	9.3
2029	8.9

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	9.5%
AA/Aa	42.2
A	28.7
BBB/Baa	7.6
BB/Ba	3.0
B	0.8
N/R(e)	8.2

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock MuniYield Quality Fund, Inc. (MQY)
Investment Objective
BlackRock MuniYield Quality Fund, Inc.’s (MQY) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests in municipal bonds which are in the three highest quality rating categories (A or better), or which are deemed to be of comparable quality by the adviser, at the time of investment. The Fund invests primarily in long-term municipal bonds with maturities of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors/Trustees of BlackRock Investment Quality Municipal Trust, Inc. (BKN), BlackRock MuniYield Quality Fund II, Inc. (MQT) and BlackRock MuniYield Fund, Inc. (MYD) (collectively, the “Target Funds”) approved the reorganization of each Target Fund into MQY, with MQY continuing as the surviving Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to be completed in the second half of 2025.
Fund Information
Symbol on New York Stock Exchange	MQY
Initial Offering Date	June 26, 1992
Yield on Closing Market Price as of January 31, 2025 ($11.88)(a)	5.86%
Tax Equivalent Yield(b)	9.90%
Current Monthly Distribution per Common Share(c)	$0.058000
Current Annualized Distribution per Common Share(c)	$0.696000
Leverage as of January 31, 2025(d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.88	$ 12.39	(4.12)%	$ 13.22	$ 11.44
Net Asset Value	12.82	13.20	(2.88)	13.50	12.54
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	(0.14)%	1.73%	(0.14)%	2.56%
Fund at Market Price(a)(b)	(1.41)	3.35	(0.27)	2.18
National Customized Reference Benchmark(c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock MuniYield Quality Fund, Inc. (MQY)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Holdings in high yield and lower-rated investment-grade bonds made a positive contribution to absolute performance. At the sector level, corporate-backed was the best performer driven by both spread tightening and income. On the other hand, holdings in longer-duration investment-grade issues detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s strategy of using U.S. Treasury futures to manage interest rate risk was also a modest detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	27.3%
County/City/Special District/School District	18.4
State	11.8
Corporate	10.9
Health	10.9
Utilities	7.6
Education	6.5
Housing	5.0
Tobacco	1.6

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	5.7%
2026	5.7
2027	7.4
2028	8.0
2029	6.0

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	9.5%
AA/Aa	40.3
A	32.3
BBB/Baa	8.3
BB/Ba	2.1
B	0.4
N/R(e)	7.1

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock MuniYield Quality Fund III, Inc. (MYI)
Investment Objective
BlackRock MuniYield Quality Fund III, Inc.’s (MYI) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	MYI
Initial Offering Date	March 27, 1992
Yield on Closing Market Price as of January 31, 2025 ($11.20)(a)	5.95%
Tax Equivalent Yield(b)	10.05%
Current Monthly Distribution per Common Share(c)	$0.055500
Current Annualized Distribution per Common Share(c)	$0.666000
Leverage as of January 31, 2025(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.20	$ 11.37	(1.50)%	$ 12.01	$ 10.88
Net Asset Value	12.19	12.52	(2.64)	12.81	11.96
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	0.22%	1.92%	0.11%	2.67%
Fund at Market Price(a)(b)	1.40	5.26	0.25	2.36
National Customized Reference Benchmark(c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock MuniYield Quality Fund III, Inc. (MYI)
In this environment, the Fund’s holdings in longer-maturity bonds generally experienced the weakest returns. However, positions in shorter-term issues contributed positively. The Fund’s use of leverage detracted from results given the weakness in municipal bond prices.
At the sector level, holdings in state tax-backed issues made the largest contributions to absolute returns. On the other hand, the healthcare sector was the most notable detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
County/City/Special District/School District	19.2
State	18.7
Utilities	10.4
Corporate	8.9
Health	7.5
Education	5.9
Housing	5.3
Tobacco	1.3

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	3.9%
2026	4.7
2027	8.7
2028	10.9
2029	7.5

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	10.5%
AA/Aa	54.5
A	22.0
BBB/Baa	5.2
BB/Ba	1.1
B	0.3
N/R(e)	6.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.1% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.7%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	$320	$ 339,450
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	285	305,850
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	1,040	1,148,172
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	1,620	1,631,302
Series B, AMT, 4.75%, 12/01/54	650	635,682
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	1,300	1,302,065
Series A, 5.00%, 01/01/56	500	524,089
Series A-1, 5.50%, 01/01/53	470	501,641
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	160	162,321
		6,550,572
Arizona — 5.0%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	360	362,072
Series A, 5.38%, 07/01/50	925	929,320
Series A, 5.50%, 07/01/52	855	824,641
Series G, 5.00%, 07/01/47	135	134,947
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,255	1,210,942
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	955	775,942
5.00%, 07/01/56	230	214,633
Maricopa County Industrial Development Authority, RB, AMT, 4.00%, 10/15/47(b)	735	647,824
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	375,428
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	780,523
Sierra Vista Industrial Development Authority, RB(b)
5.75%, 06/15/53	510	519,389
6.38%, 06/15/64	235	233,080
		7,008,741
Arkansas(b) — 3.6%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	825	814,992
AMT, 4.75%, 09/01/49	3,570	3,557,685
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	600	658,406
		5,031,083
California — 10.8%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	133,167
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	205	210,042
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	4,120	4,243,921
California Public Finance Authority, RB, Series A, 6.50%, 06/01/54(b)	1,035	1,027,805
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.25%, 05/15/47	1,100	1,168,149
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	725	484,768
Mezzanine Lien, 4.00%, 03/01/57	330	238,044
Security	Par (000)	Value
California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	$835	$ 505,651
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	285	185,888
Series B, Sustainability Bonds, 4.00%, 07/01/58	200	123,380
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	6,440	754,060
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	830	394,379
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	595	600,276
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	1,800	839,363
Rancho Mirage Community Facilities District, ST, Series A, 5.00%, 09/01/54	170	174,550
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	914,251
San Francisco City & County Redevelopment Agency Successor Agency, TA, Series D, 0.00%, 08/01/31(b)(c)	1,265	924,955
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(c)	3,725	2,211,614
		15,134,263
Colorado — 6.2%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	275	260,471
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	320	298,982
Series D, AMT, 5.75%, 11/15/45	790	867,073
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	145	160,401
5.50%, 11/01/47	90	98,282
5.25%, 11/01/52	220	232,734
Series A, 5.00%, 05/15/35	140	114,553
Series A, 5.00%, 05/15/44	180	129,598
Series A, 5.00%, 05/15/49	290	197,064
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	500	470,537
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	890	864,159
Series B, 8.00%, 12/15/54	228	224,261
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,567,362
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	500	488,271
Fitzsimons Village Metropolitan District No. 3, Refunding GOL, Series A-1, 4.00%, 12/01/31	500	487,776
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(b)	500	499,455
Independence Metropolitan District No. 3, GOL, Series B, 7.13%, 12/15/54	500	484,371
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	500	489,676
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	$500	$ 404,284
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	500	456,060
		8,795,370
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/55(b)	160	134,179
Delaware(b) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	445	429,357
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	100	100,818
5.63%, 07/01/53	100	101,800
		631,975
District of Columbia — 1.0%
District of Columbia, TA, 5.13%, 06/01/41	590	590,572
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	801,033
		1,391,605
Florida — 17.7%
Antillia Community Development District, SAB, 5.88%, 05/01/54	110	115,085
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	110	111,765
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/29	100	96,508
4.00%, 11/15/33	625	578,596
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	145	151,141
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(b)	100	104,088
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	195	196,632
Series A-2, 4.60%, 05/01/31	420	419,335
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(b)	1,290	1,238,384
Series A, 5.75%, 06/01/54(b)	450	374,095
Series B, 0.00%, 01/01/60(c)	3,000	242,170
Capital Trust Agency, Inc., RB, CAB(b)(c)
0.00%, 07/01/61	8,315	639,244
Subordinate, 0.00%, 01/01/61	5,565	454,220
Charlotte County Industrial Development Authority, RB, 5.00%, 10/01/49(b)	120	119,108
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	970	1,065,931
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	2,000	2,009,463
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	100	103,716
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	350	360,401
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/47	745	240,027
Series A-2, 0.00%, 10/01/48	525	161,150
Series A-2, 0.00%, 10/01/49	435	126,424
Security	Par (000)	Value
Florida (continued)
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	$100	$ 103,716
Curiosity Creek Community Development District, SAB(b)
5.40%, 05/01/44	50	49,065
5.70%, 05/01/55	80	77,684
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	2,325	2,078,272
Florida Development Finance Corp., RB(b)
5.25%, 06/01/55	525	505,630
6.50%, 06/30/57(e)(f)	142	37,740
Series B, 4.50%, 12/15/56	705	516,267
Series C, 5.75%, 12/15/56	250	203,593
AMT, 10.00%, 07/15/59(a)	1,110	1,148,233
Class A, AMT, 4.38%, 10/01/54(a)	310	311,755
Florida Development Finance Corp., Refunding RB
AMT, 12.00%, 07/15/32(a)(b)	1,390	1,489,639
AMT, (AGM), 5.25%, 07/01/53	1,310	1,359,090
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	605	628,633
Hammock Oaks Community Development District, SAB, 6.15%, 05/01/54	135	140,857
Hobe-St. Lucie Conservancy District, SAB, 5.88%, 05/01/55	100	104,520
Lakes of Sarasota Community Development District, SAB
2.75%, 05/01/26	90	89,116
3.90%, 05/01/41	285	253,272
Series B-1, 4.13%, 05/01/41	200	180,365
Series B-1, 4.30%, 05/01/51	100	84,808
Lakewood Ranch Stewardship District, SAB
5.13%, 05/01/46	315	311,149
6.30%, 05/01/54	118	125,768
Series 1B, 4.75%, 05/01/29	270	272,240
Series 1B, 5.30%, 05/01/39	310	315,380
Series 1B, 5.45%, 05/01/48	550	556,763
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	130	130,344
Marion Ranch Community Development District, SAB, 5.95%, 05/01/54	150	157,747
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	100	105,476
Series A, 6.00%, 05/01/54	100	105,526
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	460	490,104
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	100	105,833
6.05%, 05/01/54	120	127,070
Poitras East Community Development District, SAB, 5.00%, 05/01/43	245	245,443
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	535	458,620
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(b)	130	132,440
Tolomato Community Development District, SAB
4.80%, 05/01/44	280	262,798
5.13%, 05/01/54	280	263,113
Trout Creek Community Development District, SAB
5.00%, 05/01/28	130	131,630
5.50%, 05/01/49	570	572,734
Village Community Development District No. 14, SAB
5.38%, 05/01/42	400	416,405
5.50%, 05/01/53	295	305,875

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	$365	$ 380,988
West Villages Improvement District, SAB
4.75%, 05/01/39	220	217,749
5.00%, 05/01/50	450	432,087
		24,893,020
Georgia — 5.8%
Atlanta Development Authority, TA(b)
Series A, 5.00%, 04/01/34	230	229,825
Series A, 5.50%, 04/01/39	355	363,706
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	355	303,253
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	100	101,724
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	110	106,595
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	3,500	3,676,787
Series B, 5.00%, 12/01/52	1,230	1,277,839
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.62%, 12/01/53(a)	1,605	1,611,211
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	460	478,367
		8,149,307
Illinois — 7.4%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	795	795,318
Series D, 5.00%, 12/01/46	1,035	1,020,059
Series H, 5.00%, 12/01/36	935	941,955
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/27	415	423,670
Series C, 5.00%, 12/01/34	940	948,948
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	595,167
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	611,449
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	750	769,256
Illinois Finance Authority, Refunding RB, Series A, 4.00%, 07/15/47	1,815	1,691,599
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	735	787,389
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	500	469,600
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	555	562,052
Series A, 5.50%, 06/15/53	200	201,642
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	410	366,230
Series B, 5.00%, 06/15/52	225	226,233
		10,410,567
Indiana — 0.8%
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(e)(f)	810	525,488
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	515	584,876
		1,110,364
Security	Par (000)	Value
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	$1,815	$ 1,675,180
Kentucky — 1.7%
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	1,690	1,696,089
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(d)	565	652,107
		2,348,196
Louisiana — 0.6%
Louisiana Public Facilities Authority, RB
Series A, 6.50%, 06/01/62(b)	105	104,523
AMT, 5.50%, 09/01/59	660	699,661
		804,184
Maine(b) — 0.9%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(e)(f)	380	124,450
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(a)	175	175,305
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	1,100	1,002,155
		1,301,910
Maryland — 1.4%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	120	119,605
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	380	385,987
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	1,480	1,537,990
		2,043,582
Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	860	867,097
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	310	296,106
Series A, AMT, 4.50%, 12/01/47	1,030	985,922
		2,149,125
Michigan — 1.8%
Michigan Finance Authority, RB, 4.00%, 02/15/50	2,000	1,810,064
Michigan Strategic Fund, RB
5.00%, 11/15/42	165	164,625
AMT, 5.00%, 12/31/43	500	505,602
		2,480,291
Minnesota — 0.8%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	655	663,199
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	440	468,676
		1,131,875
Missouri — 1.0%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	330	296,884
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	850	852,019
Kansas City Industrial Development Authority, RB(b)
Series A-1, 5.00%, 06/01/46	130	126,266
Series A-1, 5.00%, 06/01/54	100	93,579
		1,368,748
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nebraska — 0.2%
Omaha Airport Authority, ARB, AMT, (AGC), 5.25%, 12/15/54	$275	$ 291,675
Nevada — 0.3%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	380	395,264
New Hampshire — 2.0%
New Hampshire Business Finance Authority, RB
5.25%, 12/01/35(b)	733	726,508
5.38%, 12/15/35(b)	797	796,903
Series A, 4.13%, 08/15/40	260	233,431
Series A, 4.25%, 08/15/46	290	247,647
Series A, 4.50%, 08/15/55	600	502,988
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	332	324,277
		2,831,754
New Jersey — 7.0%
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(g)	70	75,597
5.00%, 06/15/43	125	129,338
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	811,165
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.25%, 12/01/45	140	139,384
Series C, AMT, Subordinate, 4.25%, 12/01/50	1,340	1,179,806
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	507,021
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/45	585	588,145
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	1,300	1,396,954
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	730	755,823
Series A, 5.25%, 06/01/46	1,700	1,730,991
Sub-Series B, 5.00%, 06/01/46	2,460	2,467,282
		9,781,506
New York — 15.5%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	857,480
Metropolitan Transportation Authority, Refunding RB, Series C-1, Sustainability Bonds, 4.75%, 11/15/45	985	1,009,653
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	1,955	1,958,286
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	4,000	3,787,590
Series A-1, Subordinate, 4.00%, 08/01/48	555	533,125
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	900	899,959
Series A, 5.00%, 06/01/42	1,505	1,311,442
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	892,613
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	1,415	1,415,442
Class 2, 5.38%, 11/15/40(b)	395	395,029
Series A, Sustainability Bonds, 3.00%, 11/15/51	505	380,412
Security	Par (000)	Value
New York (continued)
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	$565	$ 531,300
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	880	839,722
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	260	278,712
AMT, 5.00%, 12/01/40	555	575,723
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	560	584,222
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	1,750	1,800,359
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	730	754,545
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	1,230	1,299,559
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	340	343,798
5.00%, 07/01/56	380	374,502
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,170	1,019,311
		21,842,784
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	500	532,754
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/53	525	535,775
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	500	449,634
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(c)	2,060	215,931
Cleveland-Cuyahoga County Port Authority, Refunding RB(b)
Series A, 5.38%, 01/01/39	100	96,699
Series A, 5.88%, 01/01/49	150	145,287
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	738,284
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	705	680,342
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,220,688
		3,546,865
Oklahoma — 2.9%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	2,180	2,209,607
Series B, 5.50%, 08/15/52	765	776,866
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	155	139,839
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	938,083
		4,064,395
Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	625	345,637

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania — 5.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	$1,280	$ 1,302,071
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	174,908
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	800	820,590
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	100	103,809
5.38%, 07/01/39	155	167,179
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	140	142,536
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	95	96,536
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	465	469,482
AMT, 5.75%, 06/30/48	335	359,916
AMT, 5.25%, 06/30/53	560	577,940
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	240	242,296
Series C, 5.25%, 12/01/37(a)	415	418,964
AMT, 5.50%, 11/01/44	720	720,047
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	100	97,576
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	805	782,969
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	960	994,180
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	355	379,758
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	220	242,676
		8,093,433
Puerto Rico — 9.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	6,945	436,199
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	784	864,302
Commonwealth of Puerto Rico, RB, 1.00%, 11/01/51(a)(e)(f)	11,042	5,632,694
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	100	117,762
Series A-2, AMT, 6.50%, 01/01/42	100	117,443
Series A-2, AMT, 6.75%, 01/01/45	100	117,777
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	72	71,360
Series A-1, Restructured, 4.75%, 07/01/53	1,529	1,495,140
Series A-1, Restructured, 5.00%, 07/01/58	2,376	2,368,711
Series A-2, Restructured, 4.78%, 07/01/58	1,038	1,023,346
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,714	561,798
		12,806,532
Security	Par (000)	Value
Rhode Island — 0.5%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	$370	$ 338,221
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	420	420,518
		758,739
South Carolina — 1.0%
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	225	218,335
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,131,133
		1,349,468
Tennessee — 1.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	290	242,586
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	450	182,775
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	585	632,422
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	230	247,877
Series B, AMT, 5.50%, 07/01/36	190	208,062
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	750	799,106
		2,312,828
Texas — 10.6%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)(e)(f)	335	167,500
Arlington Higher Education Finance Corp., RB
7.50%, 04/01/62(b)	230	231,255
7.88%, 11/01/62(b)	195	202,297
Series A, 5.75%, 08/15/62	500	454,115
City of Buda Texas, SAB(b)(h)
09/01/55	150	149,913
09/01/55	300	300,929
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	100	98,769
6.13%, 09/15/44	100	96,875
6.50%, 09/15/54	106	104,979
City of Friendswood Texas, SAB, 7.00%, 09/15/54	301	299,122
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/39	200	213,267
Series B-1, AMT, 5.00%, 07/15/30	240	240,576
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	340	358,659
City of Oak Point Texas, SAB, 5.25%, 09/15/54(b)	140	132,709
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	100	97,115
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(b)	100	95,110
Dallas Independent School District, Refunding GO, (PSF- GTD), 4.00%, 02/15/53	500	473,625
Del Valle Independent School District Texas, GO, (PSF- GTD), 4.00%, 06/15/47	810	778,432
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(g)	5,200	2,931,584
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	600	617,203
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	$135	$ 135,718
Series A, 5.75%, 08/15/45	275	277,085
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	890	837,419
Port of Beaumont Navigation District, ARB(b)
Series A, AMT, 5.00%, 01/01/39	620	637,980
Series A, AMT, 5.13%, 01/01/44	275	279,796
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	215	197,593
Series A, AMT, 4.00%, 01/01/50	815	674,084
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	85	74,130
Series A, 5.00%, 10/01/51	115	92,512
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	310	324,028
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,300	1,377,762
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	800	842,622
Texas Transportation Commission State Highway 249 System, RB, CAB, 0.00%, 08/01/43(c)	2,205	916,253
Texas Water Development Board, RB, 4.45%, 10/15/36	170	182,675
		14,893,691
Utah — 1.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	205	207,043
County of Utah, RB, Series B, 4.00%, 05/15/47	750	691,505
Mida Mountain Village Public Infrastructure District, TA, Series 1, 5.13%, 06/15/54(b)	500	486,931
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(b)	530	523,402
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	225	194,152
Utah Infrastructure Agency, RB
5.50%, 10/15/44	55	59,043
5.50%, 10/15/48	50	53,004
		2,215,080
Vermont — 0.2%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	285	255,016
Virginia — 2.7%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	267	256,916
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(d)	640	511,831
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	245	225,379
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	175	191,742
Series C3, 5.25%, 12/01/27	125	125,116
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/34	235	231,589
Series A, 5.00%, 01/01/49	455	409,669
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	920	887,194
Security	Par (000)	Value
Virginia (continued)
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	$240	$ 272,481
Series B3, 5.38%, 09/01/29	155	158,709
Virginia Housing Development Authority, RB, M/F Housing, Series G, 4.90%, 11/01/42	500	516,573
		3,787,199
Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	485	500,189
Washington State Housing Finance Commission, RB(b)
Series A, 5.75%, 01/01/53	100	100,148
Series A, 5.88%, 01/01/59	100	100,405
Series B2, 3.95%, 07/01/29	380	380,772
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	125	128,856
Series A, 5.00%, 07/01/48	115	116,702
		1,327,072
West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	1,895	1,764,162
Wisconsin — 7.2%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	750	629,603
Public Finance Authority, RB
6.25%, 10/01/31(b)(e)(f)	290	24,650
5.00%, 06/15/41(b)	165	160,957
7.00%, 10/01/47(b)(e)(f)	290	24,650
5.75%, 12/01/54(b)	445	446,212
5.00%, 06/15/55(b)	440	410,939
5.00%, 01/01/56(b)	710	607,681
Class A, 5.00%, 06/15/56(b)	230	191,069
Class A, 04/01/60(b)(h)	150	150,090
Series A, 7.75%, 07/01/43(b)	1,190	1,227,031
Series A, 4.75%, 06/15/56(b)	725	538,583
Series A, 7.50%, 07/01/59(b)	1,080	1,220,076
Series A-1, 4.50%, 01/01/35(b)	550	545,540
Series A-4, 5.50%, 11/15/32(b)	870	848,587
Series B, 0.00%, 01/01/35(b)(c)	925	507,738
Series B, 0.00%, 01/01/60(b)(c)	16,025	1,293,687
AMT, Sustainability Bonds, 4.00%, 09/30/51	475	401,037
AMT, Sustainability Bonds, 4.00%, 03/31/56	455	375,778
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(b)(c)	6,500	510,779
		10,114,687
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	500	457,137
Total Municipal Bonds — 148.5% (Cost: $209,448,314)		208,847,590
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 4.6%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	6,194	6,503,350

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida — 1.9%
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	$2,520	$ 2,699,146
New York — 1.1%
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,720	1,544,528
Pennsylvania — 1.3%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	1,601	1,762,298
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.9% (Cost: $12,421,685)		12,509,322
Total Long-Term Investments — 157.4% (Cost: $221,869,999)		221,356,912

	Shares
Short-Term Securities
	Money Market Funds — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(j)(k)	1,076,718	1,076,825
	Total Short-Term Securities — 0.8% (Cost: $1,076,822)	1,076,825
	Total Investments — 158.2% (Cost: $222,946,821)	222,433,737
	Other Assets Less Liabilities — 0.6%	808,199
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.0)%	(6,960,887)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (53.8)%	(75,693,982)
	Net Assets Applicable to Common Shares — 100.0%	$ 140,587,067

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	When-issued security.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,173,120	$ —	$ (2,096,295)(a)	$ 47	$ (47)	$ 1,076,825	1,076,718	$ 28,203	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 208,847,590	$ —	$ 208,847,590
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,509,322	—	12,509,322
Short-Term Securities
Money Market Funds	1,076,825	—	—	1,076,825
	$1,076,825	$221,356,912	$—	$222,433,737
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(6,915,013)	$—	$(6,915,013)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)
	$—	$(82,915,013)	$—	$(82,915,013)
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 0.4%
Grand Canyon University, 5.13%, 10/01/28	$1,570	$ 1,485,981
Total Corporate Bonds — 0.4% (Cost: $1,570,000)		1,485,981
Municipal Bonds
Alabama — 5.7%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	3,085	3,284,373
Series F, 5.50%, 11/01/53	615	648,013
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	1,855	1,873,535
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	5,645	5,988,113
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	795	853,160
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	2,140	2,362,584
MidCity Improvement District, SAB
4.50%, 11/01/42	255	220,022
4.75%, 11/01/49	270	230,236
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	4,545	4,576,708
Series B, AMT, 4.75%, 12/01/54	1,840	1,799,468
Southeast Alabama Gas Supply District, Refunding RB, Series A, 5.00%, 08/01/54(a)	2,000	2,124,509
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	1,220	1,278,778
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	335	339,859
		25,579,358
Arizona — 4.3%
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	1,670	1,704,382
Series A, 5.00%, 12/15/39	250	245,507
Series B, 5.13%, 07/01/47	665	659,887
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	960	965,527
Series A, 5.50%, 07/01/52	1,775	1,711,973
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	95,043
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB(b)
5.00%, 07/01/35	320	320,208
5.00%, 07/01/45	255	246,816
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	1,555	1,263,445
5.00%, 07/01/56	465	433,932
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	875	868,351
Maricopa County Industrial Development Authority, RB
7.38%, 10/01/29(b)	875	889,957
5.25%, 10/01/40(b)	465	432,052
5.50%, 10/01/51(b)	465	415,672
Series A, 3.00%, 09/01/51	5,155	3,763,114
AMT, 4.00%, 10/15/47(b)	1,995	1,758,379
Security	Par (000)	Value
Arizona (continued)
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	$1,650	$ 1,776,362
Sierra Vista Industrial Development Authority, RB(b)
5.00%, 06/15/34	55	55,807
5.00%, 06/15/44	515	500,599
5.00%, 06/15/54	575	545,013
6.30%, 06/15/54	230	227,914
6.38%, 06/15/64	460	456,241
		19,336,181
Arkansas — 5.0%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	8,815	8,708,072
AMT, 4.75%, 09/01/49(b)	6,850	6,826,370
AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	2,800	3,169,519
AMT, Sustainability Bonds, 5.45%, 09/01/52	2,325	2,394,091
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	1,300	1,426,546
		22,524,598
California — 7.5%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	11,620	11,969,506
California Public Finance Authority, RB, Series A, 6.50%, 06/01/54(b)	2,925	2,904,665
California School Finance Authority, RB(b)
Series A, 7.00%, 06/01/54	1,810	1,767,324
Series B, 9.00%, 06/01/34	180	179,562
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,652,798
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	1,570	1,049,774
Mezzanine Lien, 4.00%, 03/01/57	700	504,941
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	6,035	3,654,615
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	4,000	2,608,955
Sustainability Bonds, 4.00%, 07/01/58	380	255,253
Series B, Sustainability Bonds, 4.00%, 07/01/58	435	268,352
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	20,525	2,403,273
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	1,705	810,140
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	5,090	2,373,533
Rancho Mirage Community Facilities District, ST
Series A, 5.00%, 09/01/49	270	278,532
Series A, 5.00%, 09/01/54	200	205,354
San Francisco City & County Redevelopment Agency Successor Agency, TA, Series D, 0.00%, 08/01/43(b)(c)	1,500	601,590
		33,488,167
Colorado — 4.1%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	910	906,042
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(b)	665	536,979
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54	690	692,881
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Canyons Metropolitan District No. 5, Refunding GOL, Series B, 6.50%, 12/01/54	$625	$ 643,730
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	575	544,620
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/53	1,025	957,677
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	265	289,386
5.25%, 11/01/52	555	587,125
Series A, 5.00%, 05/15/35	355	290,474
Series A, 5.00%, 05/15/44	385	277,195
Series A, 5.00%, 05/15/49	750	509,649
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	2,525	2,451,687
Series B, 8.00%, 12/15/54	627	616,718
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	500	488,271
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(b)	500	499,455
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	935	951,129
Independence Metropolitan District No. 3, GOL, Series B, 7.13%, 12/15/54	500	484,371
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	851	833,428
Inspiration Metropolitan District, GOL, Series B, Subordinate, 5.00%, 12/15/36	670	611,775
Karl’ s Farm Metropolitan District No. 2, GOL, Series A, 5.63%, 09/01/25(b)(e)	545	570,030
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	520	409,430
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	638,769
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	500	482,565
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(b)(d)	1,170	1,054,082
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	751	749,752
St. Vrain Lakes Metropolitan District No. 4, GOL, Series A, 6.75%, 09/20/54(b)(d)	1,035	750,559
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	790	720,575
		18,548,354
Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/55(b)	325	272,550
Series A, Sustainability Bonds, 5.38%, 07/01/54	1,105	1,123,870
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,805	3,804,445
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	926	928,372
		6,129,237
Delaware(b) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39	1,208	1,164,035
Security	Par (000)	Value
Delaware (continued)
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	$100	$ 100,818
5.63%, 07/01/53	120	122,160
Town of Milton Delaware, ST
5.70%, 09/01/44	150	151,999
5.95%, 09/01/53	400	407,259
		1,946,271
Florida — 16.8%
Antillia Community Development District, SAB
5.60%, 05/01/44	140	146,128
5.88%, 05/01/54	170	177,858
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	510	511,984
Series 2022, 5.00%, 05/01/53	385	373,069
Bella Collina Community Development District, SAB, 5.30%, 05/01/55	210	209,364
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	310	314,973
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,190	1,190,046
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/25	460	459,976
4.00%, 11/15/27	495	491,653
4.00%, 11/15/29	435	419,811
4.00%, 11/15/32	450	420,631
4.00%, 11/15/35	675	612,254
Buckhead Trails Community Development District, SAB
5.88%, 05/01/54	525	530,128
Series 2022, 5.75%, 05/01/52	400	416,940
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	1,070	1,083,855
Capital Projects Finance Authority, RB, 6.13%, 06/15/44(b)	190	193,943
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,385	1,396,589
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(b)	2,640	2,534,367
Series A, 5.00%, 12/15/49	370	357,531
Series A, 5.75%, 06/01/54(b)	940	781,443
Series A, 5.00%, 12/15/54	400	380,531
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	23,405	1,799,339
Capital Trust Authority, RB(b)
Series A, 5.00%, 07/01/44	260	240,508
Series A, 5.25%, 07/01/54	460	424,999
Charlotte County Industrial Development Authority, RB, 5.00%, 10/01/49(b)	1,415	1,404,482
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	630	63
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	215	222,989
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	5,000	5,077,559
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/48	875	268,583
Series A-2, 0.00%, 10/01/49	730	212,160
Series A-2, 0.00%, 10/01/52	1,200	297,220
Series A-2, 0.00%, 10/01/54	2,875	613,555

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	$165	$ 171,131
Curiosity Creek Community Development District, SAB(b)
5.40%, 05/01/44	145	142,289
5.70%, 05/01/55	235	228,197
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	1,400	1,420,604
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(f)(g)	284	75,480
Series A, 5.75%, 06/15/29	630	630,425
Series A, 6.00%, 06/15/34	835	835,559
Series A, 6.13%, 06/15/44	3,180	3,181,274
Series A, 5.13%, 06/15/55	3,645	3,188,077
Series B, 4.50%, 12/15/56	3,985	2,918,189
Series C, 5.75%, 12/15/56	1,325	1,079,044
AMT, 10.00%, 07/15/59(a)	3,350	3,465,388
Class A, AMT, 4.38%, 10/01/54(a)	880	884,982
Class A, AMT, 8.25%, 07/01/57(a)	1,500	1,557,774
Florida Development Finance Corp., Refunding RB
AMT, 12.00%, 07/15/32(a)(b)	4,260	4,565,368
AMT, (AGM), 5.25%, 07/01/53	3,675	3,812,713
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	1,700	1,766,407
Greenbriar Community Development District, SAB
5.65%, 05/01/45	230	233,065
5.88%, 05/01/54	275	278,064
Hammock Oaks Community Development District, SAB, 5.85%, 05/01/44	385	399,591
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(b)	340	325,423
Hobe-St. Lucie Conservancy District, SAB, 5.88%, 05/01/55	240	250,849
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(b)	105	106,332
5.50%, 05/01/39(b)	100	102,494
3.00%, 05/01/41	275	216,889
5.13%, 05/01/46	675	666,747
5.65%, 05/01/48(b)	135	137,678
Series 1B, 4.75%, 05/01/29	560	564,645
Series 1B, 5.30%, 05/01/39	645	656,195
Series 1B, 5.45%, 05/01/48	1,150	1,164,141
Laurel Road Community Development District, SAB, Series A-1, 2.60%, 05/01/26	80	79,124
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	375	375,993
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	230	233,465
5.50%, 05/01/54	345	351,838
Marion Ranch Community Development District, SAB
5.70%, 05/01/44	200	210,219
5.95%, 05/01/54	210	220,846
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	845,084
Series B, 5.00%, 05/01/37	495	495,049
Normandy Community Development District, SAB, 5.55%, 05/01/54(b)	575	588,568
Security	Par (000)	Value
Florida (continued)
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	$95	$ 100,202
Series A, 6.00%, 05/01/54	160	168,841
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(b)	910	921,338
North River Ranch Community Development District, SAB
Series A-1, 4.25%, 05/01/51	530	454,739
Series A-2, 4.20%, 05/01/35	100	95,718
Parrish Lakes Community Development District, SAB, 5.80%, 05/01/54	690	719,309
Poitras East Community Development District, SAB, 5.00%, 05/01/43	690	691,248
Rolling Hills Community Development District, Refunding SAB, Series A-2, 3.65%, 05/01/32	790	727,671
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	1,145	981,533
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	977,926
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(b)	365	371,852
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	225	228,361
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	720	529,733
Trout Creek Community Development District, SAB
5.38%, 05/01/38	430	436,076
5.50%, 05/01/49	1,105	1,110,300
Village Community Development District No. 14, SAB
5.38%, 05/01/42	1,075	1,119,088
5.50%, 05/01/53	795	824,307
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,020	1,064,679
West Villages Improvement District, SAB
4.75%, 05/01/39	455	450,344
5.00%, 05/01/50	940	902,582
5.63%, 05/01/54	325	334,129
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	245	251,302
		75,451,009
Georgia — 1.4%
Atlanta Development Authority, TA(b)
Series A, 5.00%, 04/01/34	650	649,505
Series A, 5.50%, 04/01/39	1,005	1,029,647
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	765	653,488
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	265	269,568
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	290	281,023
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	855	788,069
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/38	340	368,228
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,195	1,272,909
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	915	951,535
		6,263,972
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	$580	$ 614,386
Illinois — 7.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	3,500	3,499,791
Series C, 5.25%, 12/01/35	1,655	1,655,662
Series D, 5.00%, 12/01/46	2,155	2,123,891
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/41	1,665	1,492,452
Series D, 5.00%, 12/01/31	1,000	1,013,204
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	1,260	1,294,833
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	1,875	1,923,139
Illinois Finance Authority, RB(b)
Class A, Sustainability Bonds, 5.00%, 07/01/51	2,000	1,379,919
Class A, Sustainability Bonds, 5.00%, 07/01/56	2,000	1,339,850
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(e)	45	46,091
6.00%, 02/01/34	340	340,101
4.00%, 02/15/41	1,385	1,322,330
6.13%, 02/01/45	655	655,120
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,795	1,685,864
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	1,020	1,032,960
Series A, 5.50%, 06/15/53	2,370	2,389,457
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,920	2,608,276
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, 0.00%, 12/15/54(c)	14,000	3,308,975
State of Illinois, GO
5.50%, 05/01/30	530	571,704
5.50%, 05/01/39	1,055	1,140,460
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,061	1,060,864
		31,884,943
Indiana — 0.7%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	245	251,823
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	1,715	1,112,606
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	1,060	1,203,823
Indiana Finance Authority, Refunding RB, Series A, 5.50%, 09/15/44	555	595,277
		3,163,529
Iowa — 0.3%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	1,225	1,219,380
Kansas(b) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	230	216,835
5.00%, 08/01/56	850	744,719
		961,554
Security	Par (000)	Value
Kentucky(b) — 0.5%
City of Henderson Kentucky, RB
Series A, AMT, 4.70%, 01/01/52	$230	$ 220,166
Series B, AMT, 4.45%, 01/01/42	2,000	1,958,436
		2,178,602
Louisiana — 1.1%
Louisiana Public Facilities Authority, RB
Series A, 6.50%, 06/01/62(b)	280	278,729
AMT, 5.50%, 09/01/59	1,865	1,977,072
Class R2, AMT, 6.50%, 10/01/53(a)(b)	835	881,261
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40(b)	1,580	1,721,974
		4,859,036
Maine(b) — 0.8%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(f)(g)	1,185	388,087
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(a)	500	500,871
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	3,100	2,824,256
		3,713,214
Maryland — 1.2%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	325	323,932
Maryland Economic Development Corp., RB
5.00%, 07/01/56	360	366,570
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	1,315	1,329,512
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	3,010	3,127,939
		5,147,953
Massachusetts — 0.1%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 10/01/57(b)	500	490,490
Michigan — 0.4%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	406,046
Michigan Strategic Fund, RB
5.00%, 11/15/42	345	344,215
AMT, 5.00%, 12/31/43	1,200	1,213,445
		1,963,706
Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	685	616,259
Kansas City Industrial Development Authority, RB(b)
Series A-1, 5.00%, 06/01/46	375	364,229
Series A-1, 5.00%, 06/01/54	240	224,591
		1,205,079
Nevada — 0.5%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)(b)	1,070	1,112,981
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	670	693,992
5.00%, 07/01/45	460	471,393
		2,278,366
New Hampshire — 2.1%
New Hampshire Business Finance Authority, RB
5.38%, 12/01/31(b)	1,570	1,569,757

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB (continued)
5.25%, 12/01/35(b)	$1,987	$ 1,969,403
5.38%, 12/15/35(b)	2,244	2,243,726
Series A, 4.13%, 08/15/40	530	475,839
Series A, 4.25%, 08/15/46	595	508,104
Series A, 4.50%, 08/15/55	1,235	1,035,317
New Hampshire Business Finance Authority, RB, CAB, 0.00%, 04/01/32(b)(c)	690	448,406
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	937	914,751
		9,165,303
New Jersey — 5.6%
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,530	1,532,608
Class A, 5.25%, 11/01/47	2,650	2,858,340
Series A, 5.00%, 07/01/37	260	259,384
Series A, 5.25%, 11/01/54(b)	1,675	1,484,412
Series B, 6.50%, 04/01/31	1,510	1,556,605
AMT, 5.38%, 01/01/43	2,155	2,158,798
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	500,093
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,655	2,509,487
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	400	398,241
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.25%, 06/15/41	1,140	1,146,051
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	8,950	5,865,756
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,780	4,794,149
		25,063,924
New York — 13.8%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51(f)(g)	1,500	696,000
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	745	727,405
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	300	295,634
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	2,020	1,922,153
Empire State Development Corp., Refunding RB, 3.00%, 03/15/48	9,655	7,597,835
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,723,205
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	158,136
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	740	758,521
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	565	581,277
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	840	874,831
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	1,895	1,851,302
Series C-1A, 4.20%, 11/01/44	3,475	3,375,911
Series C-1A, 4.30%, 11/01/47	2,845	2,759,110
Security	Par (000)	Value
New York (continued)
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	$4,700	$ 4,699,788
Series A, 5.00%, 06/01/42	3,155	2,749,236
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	215	199,966
Series A-2B, 5.00%, 06/01/51	4,340	3,873,939
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	6,205	6,206,938
Class 2, 5.38%, 11/15/40(b)	1,080	1,080,078
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,250	1,694,907
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	745	798,617
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,175	1,225,823
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	4,870	5,010,141
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	1,490	1,540,100
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	3,465	3,660,954
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(b)	440	481,027
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 239, Sustainability Bonds, (SONYMA), 2.70%, 10/01/47	3,370	2,327,105
Suffolk Regional Off-Track Betting Co, RB, 5.00%, 12/01/34	605	612,656
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	730	738,154
5.00%, 07/01/56	810	798,281
		62,019,030
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,813,861
Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,345	2,108,781
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(c)	20,910	2,191,807
Cleveland-Cuyahoga County Port Authority, Refunding RB(b)
Series A, 5.38%, 01/01/39	185	178,894
Series A, 5.88%, 01/01/49	425	411,646
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	875	852,494
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	240	236,819
5.25%, 05/01/40	240	229,757
5.50%, 05/01/50	1,130	1,049,224
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	355	349,768
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	3,290	3,174,930
		10,784,120
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma — 1.6%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	$4,560	$ 4,621,930
Series B, 5.50%, 08/15/52	1,570	1,594,352
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	325	293,212
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	765,295
		7,274,789
Oregon(b) — 0.1%
Oregon State Facilities Authority, RB
Series A, 5.00%, 06/15/29	100	99,127
Series A, 5.00%, 06/15/39	565	532,155
		631,282
Pennsylvania — 3.7%
Allegheny Community Broadband, Inc., RB(b)
7.75%, 09/01/45	205	203,854
8.00%, 09/01/51	240	240,045
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	5,240	4,719,566
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/42	3,560	3,621,385
Series A, 5.25%, 05/01/32	100	103,556
Series A, 5.25%, 05/01/42	100	100,654
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	1,110	954,505
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	174,908
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	190	197,236
5.38%, 07/01/39	430	463,786
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	390	397,063
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	670	676,411
Series C, 5.25%, 12/01/37(a)	1,170	1,181,176
AMT, 5.50%, 11/01/44	2,710	2,710,178
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	245	239,063
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	580	639,782
		16,623,168
Puerto Rico — 15.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	32,150	2,019,264
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.38%, 07/01/25	— (h)	1
Series A-1, Restructured, 5.63%, 07/01/27	— (h)	2
Series A-1, Restructured, 5.63%, 07/01/29	1,190	1,282,146
Series A-1, Restructured, 5.75%, 07/01/31	2,153	2,373,920
Series A-1, Restructured, 4.00%, 07/01/35	4,100	4,063,768
Series A-1, Restructured, 4.00%, 07/01/37	1,452	1,427,443
Series A-1, Restructured, 4.00%, 07/01/41	656	627,721
Series A-1, Restructured, 4.00%, 07/01/46	682	612,212
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,765	1,226,828
Commonwealth of Puerto Rico, RB(a)(f)(g)
1.00%, 11/01/51	39,908	20,480,162
Series A-1, 1.00%, 11/01/43	3,472	2,161,355
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(f)(g)	660	318,450
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series A, 7.00%, 07/01/33(f)(g)	$3,295	$ 1,589,837
Series A, 6.75%, 07/01/36(f)(g)	1,335	644,137
Series A, 5.00%, 07/01/42(f)(g)	910	439,075
Series A, 7.00%, 07/01/43(f)(g)	375	180,938
Series A-1, 10.00%, 07/01/19(f)(g)	75	36,233
Series A-2, 10.00%, 07/01/19(f)(g)	379	182,799
Series A-3, 10.00%, 07/01/19(f)(g)	323	155,852
Series B-3, 10.00%, 07/01/19(f)(g)	323	155,852
Series C-1, 5.40%, 01/01/18(f)(g)	887	428,196
Series C-2, 5.40%, 07/01/18(f)(g)	888	428,266
Series C-3, 5.40%, 01/01/20(f)(g)	90	43,290
Series C-4, 5.40%, 07/01/20(f)(g)	90	43,290
Series CCC, 5.25%, 07/01/26(f)(g)	260	125,450
Series CCC, 5.25%, 07/01/28(f)(g)	145	69,963
Series D-1, 7.50%, 01/01/20(f)(g)	761	367,073
Series D-4, 7.50%, 07/01/20(f)(g)	404	194,873
Series TT, 5.00%, 07/01/18(f)(g)	295	142,338
Series TT, 5.00%, 07/01/25(f)(g)	100	48,250
Series TT, 5.00%, 07/01/26(f)(g)	225	108,563
Series WW, 5.50%, 07/01/17(f)(g)	200	96,500
Series WW, 5.50%, 07/01/18(f)(g)	1,175	566,937
Series WW, 5.50%, 07/01/19(f)(g)	145	69,963
Series WW, 5.50%, 07/01/20	1,595	769,587
Series WW, 5.38%, 07/01/22(f)(g)	1,310	632,075
Series WW, 5.25%, 07/01/33(f)(g)	120	57,900
Series WW, 5.50%, 07/01/38(f)(g)	205	98,913
Series XX, 5.25%, 07/01/17(f)(g)	110	53,075
Series XX, 5.25%, 07/01/35(f)(g)	645	311,212
Series XX, 5.75%, 07/01/36(f)(g)	860	414,950
Series XX, 5.25%, 07/01/40(f)(g)	1,020	492,150
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,545	1,227,962
Series AAA, 5.25%, 07/01/29	95	45,838
Series UU, 1.00%, 07/01/17(a)	60	28,950
Series UU, 1.00%, 07/01/18(a)	55	26,538
Series UU, 1.00%, 07/01/20(a)	495	238,837
Series UU, 3.95%, 07/01/31(a)	580	279,850
Series ZZ, 5.25%, 07/01/19	455	219,538
Series ZZ, 5.25%, 07/01/24	345	166,463
Series ZZ, 5.00%, 12/29/49	145	69,963
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	1,085	523,512
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	265	312,068
Series A-2, AMT, 6.50%, 01/01/42	175	205,525
Series A-2, AMT, 6.75%, 01/01/45	265	312,108
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,453	2,398,678
Series A-1, Restructured, 5.00%, 07/01/58	5,234	5,217,944
Series A-2, Restructured, 4.54%, 07/01/53	21	20,364
Series A-2, Restructured, 4.78%, 07/01/58	2,080	2,050,635
Series A-2, Restructured, 4.33%, 07/01/40	1,980	1,961,249
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,411,045
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	200	170,927
Series A-1, Restructured, 0.00%, 07/01/33	1,023	742,396

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c) (continued)
Series A-1, Restructured, 0.00%, 07/01/46	$11,221	$ 3,677,912
Series B-1, Restructured, 0.00%, 07/01/46	883	289,243
		68,138,354
Rhode Island — 0.6%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,190	1,617,093
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	980	981,209
		2,598,302
South Carolina — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,110	3,344,586
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	605	587,079
		3,931,665
Tennessee — 2.0%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,000	3,083,992
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	3,270	1,328,166
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,610	1,740,512
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	2,520	2,684,996
		8,837,666
Texas — 10.7%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)(f)(g)	715	357,500
Arlington Higher Education Finance Corp., RB, 7.88%, 11/01/62(b)	565	586,144
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	1,000	911,780
0.00%, 01/01/29	2,000	1,758,416
0.00%, 01/01/30	1,170	990,684
0.00%, 01/01/33	3,690	2,774,404
0.00%, 01/01/34	4,000	2,877,094
City of Anna Texas, SAB, 5.75%, 09/15/54(b)	445	453,241
City of Buda Texas, SAB(b)(i)
09/01/55	425	424,754
09/01/55	845	847,618
City of Celina Texas, SAB(b)(i)
09/01/45	100	101,426
09/01/55	140	140,736
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	112	110,621
6.13%, 09/15/44	198	191,812
6.50%, 09/15/54	297	294,139
City of Fate Texas, SAB, 5.75%, 08/15/54(b)	110	112,450
City of Friendswood Texas, SAB, 7.00%, 09/15/54	850	844,697
City of Houston Texas Airport System Revenue, ARB
AMT, 4.00%, 07/15/41	3,350	3,038,684
Series A, AMT, 6.63%, 07/15/38	2,890	2,894,251
Series B, AMT, 5.50%, 07/15/39	510	543,831
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	$5,730	$ 5,732,715
Series C, AMT, 5.00%, 07/15/27	1,615	1,644,471
City of Oak Point Texas, SAB(b)
5.10%, 09/15/44	200	192,738
5.25%, 09/15/54	200	189,585
City of Princeton Texas, SAB(b)
4.25%, 09/01/31	75	74,505
4.38%, 09/01/31	50	49,640
5.00%, 09/01/44	100	96,100
5.13%, 09/01/44	150	144,777
5.25%, 09/01/54	200	190,346
5.38%, 09/01/54	247	235,886
City of San Marcos Texas, SAB(b)
4.00%, 09/01/32	100	95,992
4.50%, 09/01/51	480	417,988
City of Sinton Texas, SAB(b)
5.13%, 09/01/42	858	836,706
5.25%, 09/01/51	1,195	1,157,493
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	100	97,115
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(b)	220	209,243
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	1,650	1,697,309
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,650	1,453,806
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	291,542
Series A, 5.75%, 08/15/45	580	584,398
Port of Beaumont Navigation District, ARB(b)
Series A, AMT, 5.00%, 01/01/39	3,435	3,534,613
Series A, AMT, 5.13%, 01/01/44	1,530	1,556,686
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	1,270	1,167,176
Series A, AMT, 4.00%, 01/01/50	2,075	1,716,226
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	860	911,442
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	3,155	3,323,090
		47,855,870
Utah — 1.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	570	575,680
County of Utah, RB, Series A, 3.00%, 05/15/50	1,000	761,584
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%, 06/01/54(b)	620	610,489
Mida Mountain Village Public Infrastructure District, TA, Series 1, 5.13%, 06/15/54(b)	995	968,992
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(b)	1,485	1,466,514
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	470	405,562
Utah Infrastructure Agency, RB
5.50%, 10/15/44	160	171,763
5.50%, 10/15/48	150	159,011
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	185	187,481
		5,307,076
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Vermont — 0.7%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(b)	$4,000	$ 3,321,826
Virginia — 2.6%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	2,435	2,239,991
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	605	662,878
Series C3, 5.25%, 12/01/27	435	435,403
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	465	465,034
5.00%, 03/01/45	475	459,454
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	245	236,578
Series A, 5.00%, 01/01/34	485	477,960
Series A, 5.00%, 01/01/49	955	859,855
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,125	2,049,226
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	600	681,203
Series B3, 5.38%, 09/01/29	425	435,171
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,000	2,003,884
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	745,387
		11,752,024
Washington — 0.9%
Washington State Housing Finance Commission, RB(b)
6.00%, 07/01/59	100	101,145
Series A, 5.00%, 07/01/50	450	423,429
Series A, 5.75%, 01/01/53	275	275,406
Series A, 5.88%, 01/01/59	225	225,912
Series B2, 3.95%, 07/01/29	1,080	1,082,195
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(b)	315	315,093
6.00%, 01/01/45(b)	850	850,251
Series A, 5.00%, 07/01/43	340	350,489
Series A, 5.00%, 07/01/48	320	324,735
		3,948,655
Wisconsin — 10.3%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,338,955
Public Finance Authority, RB
6.25%, 10/01/31(b)(f)(g)	605	51,425
5.50%, 12/15/32(b)	2,234	2,178,422
5.75%, 12/15/33(b)	4,660	4,554,063
5.00%, 06/15/41(b)	345	336,546
7.00%, 10/01/47(b)(f)(g)	605	51,425
5.00%, 06/15/49	530	531,429
5.63%, 06/15/49(b)	2,470	2,220,195
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
5.00%, 06/15/53	$355	$ 353,427
5.75%, 12/01/54(b)	1,260	1,263,430
5.00%, 06/15/55(b)	895	835,888
5.00%, 01/01/56(b)	1,470	1,258,157
Class A, 5.00%, 06/15/56(b)	495	411,214
Class A, 04/01/60(b)(i)	425	425,255
Series A, 7.75%, 07/01/43(b)	3,270	3,371,758
Series A, 5.00%, 12/15/44(b)	160	156,448
Series A, 6.85%, 11/01/46(b)(f)(g)	900	435,375
Series A, 7.00%, 11/01/46(b)(f)(g)	570	275,737
Series A, 5.63%, 06/15/49(b)	2,855	2,736,502
Series A, 5.25%, 12/01/51(b)	1,470	995,788
Series A, 5.00%, 12/15/54(b)	460	442,589
Series A, 5.00%, 06/15/55(b)	4,030	3,235,055
Series A, 4.75%, 06/15/56(b)	2,975	2,210,049
Series A, 7.50%, 07/01/59(b)	3,020	3,411,695
Series A-1, 4.50%, 01/01/35(b)	1,115	1,105,959
Series A-4, 5.50%, 11/15/32(b)	2,445	2,384,821
Series B, 0.00%, 01/01/35(b)(c)	1,495	820,615
Series B, 0.00%, 01/01/60(b)(c)	35,940	2,901,410
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,025	865,395
AMT, Sustainability Bonds, 4.00%, 03/31/56	980	809,368
Public Finance Authority, RB, CAB, 0.00%, 12/15/38(b)(c)	1,000	439,821
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	1,700	1,789,163
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	1,145	1,099,899
4.00%, 01/01/47	910	776,855
		46,074,133
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,345	1,229,698
Total Municipal Bonds — 135.0% (Cost: $620,925,917)		605,318,131
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Florida — 1.7%
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	7,120	7,626,158

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 1.9%
New York City Housing Development Corp., RB, M/F Housing, Series D-1B, Sustainability Bonds, 8.71%, 05/01/39(a)	$9,000	$ 8,530,779
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.6% (Cost: $16,792,356)		16,156,937
Total Long-Term Investments — 139.0% (Cost: $639,288,273)		622,961,049

	Shares
Short-Term Securities
	Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(k)(l)	5,534,623	5,535,177
	Total Short-Term Securities — 1.2% (Cost: $5,535,177)	5,535,177
	Total Investments — 140.2% (Cost: $644,823,450)	628,496,226
	Other Assets Less Liabilities — 1.0%	4,732,292
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.2)%	(9,929,331)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.0)%	(174,942,760)
	Net Assets Applicable to Common Shares — 100.0%	$ 448,356,427

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Rounds to less than 1,000.
(i)	When-issued security.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 12,746,476	$ —	$ (7,211,299)(a)	$ 1,104	$ (1,104)	$ 5,535,177	5,534,623	$ 93,779	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 1,485,981	$ —	$ 1,485,981
Municipal Bonds	—	605,318,131	—	605,318,131
Municipal Bonds Transferred to Tender Option Bond Trusts	—	16,156,937	—	16,156,937
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 5,535,177	$ —	$ —	$ 5,535,177
Unfunded Commitments(a)	—	—	2,265,027	2,265,027
	$5,535,177	$622,961,049	$2,265,027	$630,761,253

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(9,840,000)	$—	$(9,840,000)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)
	$—	$(184,840,000)	$—	$(184,840,000)
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Fixed Income Funds — 0.5%
Nuveen AMT-Free Quality Municipal Income Fund	200,000	$ 2,284,000
Total Investment Companies — 0.5% (Cost: $2,382,240)		2,284,000

	Par (000)
Municipal Bonds
Alabama(a) — 7.0%
Black Belt Energy Gas District, RB
Series A, 5.25%, 01/01/54	$3,365	3,582,468
Series C, 5.50%, 10/01/54	7,625	8,304,220
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	10,455	11,531,470
Southeast Energy Authority A Cooperative District, RB
Series A-1, 5.50%, 01/01/53	3,315	3,538,171
Series B, 5.00%, 01/01/54	6,190	6,517,238
		33,473,567
Arizona(b) — 1.0%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39	1,015	912,832
Series A, 5.00%, 07/01/49	965	892,695
Series A, 5.00%, 07/01/54	745	680,461
Series B, 4.25%, 07/01/27	205	204,507
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29	300	300,484
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49	950	908,640
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58	1,050	1,018,581
		4,918,200
Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(b)	2,245	2,217,768
California — 7.7%
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(a)	2,600	2,835,524
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,450	1,485,661
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	1,310	1,349,402
California Public Finance Authority, RB, Series A, 6.50%, 06/01/54(b)	4,765	4,731,873
City of Los Angeles Department of Airports, ARB, Series C, AMT, 5.00%, 05/15/45	5,000	5,182,179
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 11/15/31(c)	530	583,087
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	155	155,138
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	40,000	4,683,600
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)	2,500	1,165,782
Manteca Financing Authority, RB, (AGC-ICC), 5.75%, 12/01/36	3,285	3,291,035
Security	Par (000)	Value
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/47	$7,855	$ 7,938,470
Series E, AMT, 5.00%, 05/01/40	3,335	3,453,471
State of California, GO, 5.50%, 04/01/28	15	15,031
		36,870,253
Colorado — 4.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 11/15/47	885	911,621
Series D, AMT, 5.75%, 11/15/45	1,315	1,443,292
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	1,000	1,106,213
5.50%, 11/01/47	620	677,055
5.25%, 11/01/52	1,555	1,645,007
Creekwalk Marketplace Business Improvement District, Refunding RB, Series B, 8.00%, 12/15/54	2,622	2,579,003
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(b)	500	499,455
Granary Metropolitan District No. 9 Special Assessment District No. 1, SAB, 5.45%, 12/01/44(b)	2,280	2,189,970
Independence Metropolitan District No. 3, GOL, Series B, 7.13%, 12/15/54	2,000	1,937,486
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,178	1,198,378
Orchard Park Place South Metropolitan District, GOL, 6.00%, 12/01/54(b)	1,060	1,028,618
Palisade Metropolitan District No. 2, RB, Series C, 8.00%, 12/15/37(b)	2,575	2,564,470
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(b)(e)	1,605	1,445,984
State Vrain Lakes Metropolitan District No. 2, Refunding GOL, Series B, 6.38%, 11/15/54	2,000	2,042,377
		21,268,929
Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	5,000	5,028,142
Florida — 6.4%
Capital Region Community Development District, Refunding SAB, Series A-1, 4.63%, 05/01/28	300	301,623
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	945	907,188
Series A, 4.00%, 06/15/29	420	406,550
Series A, 5.00%, 06/01/45	850	735,903
Series A, 5.50%, 06/01/57	305	270,054
County of Miami-Dade Seaport Department, Refunding RB, Series B-1, AMT, Subordinate, 4.00%, 10/01/46	5,500	4,953,866
Curiosity Creek Community Development District, SAB(b)
5.40%, 05/01/44	230	225,700
5.70%, 05/01/55	380	368,999
Esplanade Lake Club Community Development District, SAB, Series A-2, 3.63%, 11/01/30	100	96,488
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(f)(g)	722	191,720
AMT, 5.00%, 05/01/29	2,380	2,410,419
AMT, 10.00%, 07/15/59(a)	14,780	15,289,086
Seminole Improvement District, RB
5.00%, 10/01/32	265	264,983
5.30%, 10/01/37	300	300,322
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	$143	$ 65,029
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	177,949
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	910	925,806
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,940	2,011,516
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	835	856,035
		30,759,236
Georgia — 2.3%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	740	717,093
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	860	913,830
Series A, 5.00%, 06/01/53(a)	8,890	9,339,039
		10,969,962
Hawaii — 1.1%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	5,000	5,060,693
Illinois — 6.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,760	1,792,672
Series A, 5.00%, 12/01/40	720	724,309
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, (AGM), 5.50%, 01/01/53	4,360	4,567,831
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,000	1,035,559
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,190	1,274,699
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	3,000	3,077,022
State of Illinois, GO
5.00%, 11/01/34	5,000	5,105,974
Series A, 5.50%, 03/01/42	6,000	6,561,202
Series A, 5.50%, 03/01/47	5,500	5,920,941
Series D, 5.00%, 11/01/28	350	365,324
		30,425,533
Indiana — 0.1%
Indiana Finance Authority, RB
5.00%, 06/01/51	405	353,270
5.00%, 06/01/56	360	309,352
		662,622
Kentucky — 0.2%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	285	272,815
County of Boyle Kentucky, Refunding RB, Series A, 4.25%, 06/01/46	810	765,003
		1,037,818
Security	Par (000)	Value
Maryland — 0.5%
City of Baltimore Maryland, RB, 5.00%, 06/01/51	$820	$ 805,698
Maryland Health & Higher Educational Facilities Authority, RB, 6.25%, 07/01/63(b)	1,655	1,669,708
		2,475,406
Michigan — 0.8%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	10	10,020
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,760	3,922,537
		3,932,557
Minnesota — 0.3%
City of Eagan Minnesota, RB
Series A, 6.38%, 02/01/55	250	248,511
Series A, 6.50%, 02/01/65	1,250	1,243,639
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(b)	150	148,643
		1,640,793
Mississippi — 2.7%
Mississippi Development Bank, RB
(AGM), 6.75%, 12/01/31	3,775	3,780,036
(AGM), 6.75%, 12/01/33	2,350	2,352,971
(AGM), 6.88%, 12/01/40	6,405	6,506,438
		12,639,445
Missouri — 0.1%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	260	244,422
Nevada — 0.4%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	104,017
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,890	1,916,351
		2,020,368
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, CAB, 0.00%, 04/01/32(b)(d)	1,250	812,330
New Jersey — 5.2%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	940	1,008,016
New Jersey Economic Development Authority, RB
5.00%, 11/01/44	10,500	10,934,815
AMT, 5.50%, 01/01/26	1,500	1,502,163
AMT, 5.50%, 01/01/27	1,000	1,001,464
AMT, (AGM), 5.00%, 01/01/31	2,425	2,432,474
AMT, 5.38%, 01/01/43	7,000	7,012,337
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/25	690	690,965
		24,582,234
New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	820	826,293
New York — 5.4%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	415	425,313
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(b)	360	356,359

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
City of New York, GO, Series A, 5.00%, 08/01/46	$3,035	$ 3,235,396
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	870,261
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	1,730	1,730,540
Series A, Sustainability Bonds, 3.00%, 11/15/51	4,840	3,645,933
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	3,970	2,779,371
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,810	1,940,263
AMT, 5.00%, 12/01/40	1,865	1,934,636
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	4,860	5,115,797
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.25%, 05/15/52	1,805	1,928,402
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	1,810	1,673,861
		25,636,132
North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/47	1,850	1,819,695
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	620	670,506
		2,490,201
Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	5,310	4,775,108
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(d)	31,720	3,324,921
		8,100,029
Pennsylvania — 3.2%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	245	214,263
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	2,365	2,540,899
AMT, 5.25%, 06/30/53	3,910	4,035,259
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,590	1,619,864
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	745	796,956
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	3,630	4,004,156
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,085	2,202,482
		15,413,879
Security	Par (000)	Value
Puerto Rico — 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Convertible, Restructured, 4.33%, 07/01/40	$1,919	$ 1,901,939
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/33(d)	1,464	1,062,431
		2,964,370
South Carolina — 1.2%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,210	5,602,987
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	295	308,991
		5,911,978
Tennessee — 6.2%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,230	3,312,146
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
5.25%, 05/01/48	820	857,075
Series A, 5.00%, 07/01/40	4,000	4,035,088
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/52	3,800	3,871,487
Series B, AMT, 5.50%, 07/01/52	3,500	3,688,292
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	5,395	5,748,235
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	7,845	8,293,485
		29,805,808
Texas — 7.2%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,630	1,638,895
7.88%, 11/01/62	1,410	1,462,766
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	5,130	5,263,358
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	700	701,030
County of Denton Texas, SAB, Series A, Senior Lien, 5.63%, 12/31/54(b)	2,000	2,000,336
Love Field Airport Modernization Corp., ARB, 5.00%, 11/01/28	700	700,338
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	800	743,117
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	1,850	1,951,771
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/47	8,590	8,631,318
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	445	406,212
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	1,720	1,811,086
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB (continued)
5.00%, 12/15/32	$6,585	$ 6,978,892
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,000	2,021,450
		34,310,569
Utah — 2.6%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/34	3,500	3,568,324
Series A, AMT, 5.00%, 07/01/51	1,805	1,845,045
Mida Mountain Village Public Infrastructure District, TA(b)
Series 1, 5.13%, 06/15/54	795	774,220
Series 2, 6.00%, 06/15/54	5,000	5,207,337
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(b)	805	797,472
		12,192,398
Virginia — 0.5%
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	2,065	2,122,307
Washington — 1.2%
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,755	5,930,432
Wisconsin — 4.1%
Public Finance Authority, RB
5.00%, 10/15/56(b)	385	324,618
Class A, 5.00%, 06/15/56(b)	1,000	829,174
Class A, 6.45%, 04/01/60(b)	1,000	1,000,599
Class B, 5.65%, 07/01/62(a)(b)	15,000	10,987,500
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,595	1,346,639
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,520	1,255,347
Public Finance Authority, RB, CAB, 0.00%, 12/15/38(b)(d)	1,805	793,877
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	520	490,685
Series B, AMT, 5.25%, 07/01/28	2,730	2,732,704
		19,761,143
Total Municipal Bonds — 83.1% (Cost: $383,054,511)		396,505,817
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Alabama — 4.4%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	20,000	20,998,038
California — 1.4%
City of Los Angeles Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	6,415	6,738,358
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,310	7,819,485
Security	Par (000)	Value
Florida — 5.8%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series A, 5.50%, 09/01/48	$5,310	$ 5,904,031
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	20,000	21,586,804
		27,490,835
Idaho — 1.6%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48(i)	6,880	7,520,632
Illinois — 2.6%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	11,860	12,514,749
Michigan — 5.4%
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/45	15,520	15,593,058
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,000	10,387,025
		25,980,083
Nebraska — 1.8%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	8,045	8,750,018
Oregon — 1.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,910	8,515,623
Pennsylvania — 4.1%
Pennsylvania Turnpike Commission, RB, Series B-1, 5.25%, 06/01/47	18,910	19,305,550
Texas — 4.4%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,940	6,517,717
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	6,640	7,095,622
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	7,130	7,452,653
		21,065,992
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.9% (Cost: $161,735,218)		166,699,363
Total Long-Term Investments — 118.5% (Cost: $547,171,969)		565,489,180

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(j)(k)	6,850,573	$ 6,851,258
Total Short-Term Securities — 1.4% (Cost: $6,851,258)		6,851,258
Total Investments — 119.9% (Cost: $554,023,227)		572,340,438
Other Assets Less Liabilities — 0.4%		2,053,570
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.3)%		(97,025,861)
Net Assets — 100.0%		$ 477,368,147

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 15, 2031, is $3,625,617. See Note 4 of the Notes to
Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 375,440,715	$ —	$ (368,589,457)(a)	$ 2,013	$ (2,013)	$ 6,851,258	6,850,573	$ 1,388,926	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 2,284,000	$ —	$ —	$ 2,284,000
Municipal Bonds	—	396,505,817	—	396,505,817
Municipal Bonds Transferred to Tender Option Bond Trusts	—	166,699,363	—	166,699,363
Short-Term Securities
Money Market Funds	6,851,258	—	—	6,851,258
	$9,135,258	$563,205,180	$—	$572,340,438
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $96,419,867 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,665	$ 4,966,483
Series A, 5.25%, 05/01/55	1,945	2,066,130
Series C, 5.50%, 10/01/54	10,500	11,435,319
Series F, 5.50%, 11/01/53	830	874,553
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,100	1,182,056
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	5,525	5,929,193
Series B-1, 5.75%, 04/01/54	1,585	1,748,195
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	3,415	3,579,531
Series A-1, 5.50%, 01/01/53	1,405	1,499,587
Series B, 5.00%, 01/01/54	1,230	1,295,025
		34,576,072
Arizona — 4.1%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,665	1,821,701
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	190	180,581
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,575	3,449,497
Industrial Development Authority of the County of Pima, RB, S/F Housing, Series C, (GNMA), 6.00%, 07/01/55	3,350	3,624,266
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	7,802,771
5.00%, 12/01/37	5,000	5,382,915
		22,261,731
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	4,900	4,883,097
AMT, Sustainability Bonds, 5.70%, 05/01/53	895	934,907
		5,818,004
California — 2.8%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	785	804,306
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	675	695,302
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,650	1,650,447
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,286,165
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	2,815	2,739,930
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	2,415	2,524,166
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	3,145	3,253,079
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,015
		14,963,410
Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	870	954,878
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	355	387,669
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB (continued)
5.25%, 11/01/52	$745	$ 788,122
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	950	979,352
Colorado Housing and Finance Authority, RB, M/F Housing, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	555	541,460
University of Colorado, RB, Series A, 06/01/50(c)	745	800,862
		4,452,343
Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-R, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 11/15/51	315	315,887
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	720	686,542
		1,002,429
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	3,065	2,980,739
District of Columbia — 9.9%
District of Columbia Housing Finance Agency, RB, M/F Housing
Series B-2, 09/01/39(c)	10,265	10,271,318
Series A, Sustainability Bonds, (FNMA), 4.88%, 09/01/45	1,280	1,305,042
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,850	2,010,502
District of Columbia Water & Sewer Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	1,875	1,898,141
District of Columbia, TA, 5.13%, 06/01/41	3,490	3,493,386
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/39	795	776,551
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31(d)	8,350	6,639,233
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32(d)	15,000	11,440,833
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(d)	13,410	9,792,591
Series B, Subordinate, 4.00%, 10/01/49	3,780	3,480,349
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	1,965	2,090,120
		53,198,066
Florida — 8.4%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	445	433,678
County of Hillsborough Florida Solid Waste & Resource Recovery Revenue, Refunding RB, Series B, 09/01/49(c)	3,200	3,392,243
County of Lee Florida Airport Revenue, ARB
AMT, 5.25%, 10/01/49	1,460	1,541,008
AMT, 5.25%, 10/01/54	4,000	4,214,496
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 4.13%, 10/01/50	6,390	6,169,643
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	980	1,009,123
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	5,000	5,279,650

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.25%, 07/01/53	$4,715	$ 4,891,685
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	3,170	3,174,104
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	7,030	6,617,134
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	430	460,258
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	2,330	2,482,482
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	3,105	3,134,723
Two Lakes Community Development District, SAB, 5.00%, 05/01/55	960	969,418
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,420	1,482,200
		45,251,845
Georgia — 2.4%
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,105	1,018,498
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	2,100	2,231,446
Series B, 5.00%, 12/01/52(a)	7,800	8,103,371
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,655	1,762,899
		13,116,214
Idaho — 1.9%
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	10,000	10,021,137
Illinois — 10.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,115	1,114,934
Series C, 5.25%, 12/01/35	3,095	3,096,238
Series D, 5.00%, 12/01/46	4,040	3,981,680
Series H, 5.00%, 12/01/36	460	463,422
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/31	1,000	1,013,204
Series G, 5.00%, 12/01/34	455	459,331
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/52	4,620	4,652,258
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	6,155	6,481,079
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	7,435	7,964,191
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(e)	85	87,060
4.00%, 02/15/41	2,775	2,649,434
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	3,095	3,142,479
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,835	1,858,316
Metropolitan Pier & Exposition Authority, Refunding RB(d)
Series B, (AGM), 0.00%, 06/15/44	10,925	4,582,444
Series B, (AGM), 0.00%, 06/15/47	27,225	9,580,739
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO
Series B, 5.25%, 05/01/49	$1,500	$ 1,598,151
Series C, 5.00%, 12/01/45	2,235	2,346,869
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,060,421
		56,132,250
Iowa — 1.2%
Iowa Finance Authority, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	2,230	2,242,847
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.40%, 07/01/44	4,460	4,412,734
		6,655,581
Kentucky — 1.5%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	2,140	2,189,776
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(f)	2,485	2,868,115
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	3,000	3,188,172
		8,246,063
Louisiana — 1.9%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	4,100	4,189,229
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	2,560	2,669,051
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	3,420	3,431,407
		10,289,687
Maryland — 0.7%
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	2,475	2,437,567
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,250	1,144,819
		3,582,386
Massachusetts — 3.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/50	5,000	5,316,210
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	2,740	2,908,371
Series C, 5.00%, 10/01/52	2,835	2,977,547
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A-1, 5.25%, 07/01/29	3,250	3,602,505
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	3,000	3,024,756
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,325	2,419,943
		20,249,332
Michigan — 3.8%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,125	1,197,071
Series B, 2nd Lien, 5.50%, 07/01/52	2,655	2,855,457
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,836,226
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Great Lakes Water Authority Water Supply System Revenue, RB, Series B, Senior Lien, 5.50%, 07/01/52	$2,655	$ 2,855,457
Michigan Finance Authority, RB
4.00%, 02/15/47	820	762,648
4.00%, 02/15/50	4,730	4,280,801
4.00%, 02/15/44	1,710	1,611,540
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,255	2,280,267
State of Michigan Trunk Line Revenue, RB, BAB, 5.50%, 11/15/49	1,855	2,067,283
		20,746,750
Minnesota — 1.2%
City of st. Cloud Minnesota, Refunding RB, 5.00%, 05/01/54	970	1,008,643
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	2,051,294
Series A, 5.25%, 02/15/58	3,125	3,164,117
		6,224,054
Missouri — 2.8%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	5,555	5,110,161
Series C, 5.00%, 11/15/42	5,470	5,585,412
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,680	2,686,365
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	1,576	1,574,748
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	320	321,317
		15,278,003
Nebraska — 1.0%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	5,000	5,438,173
Nevada — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	104,017
New Hampshire — 1.0%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	360	352,137
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	3,122	3,050,182
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/20/41(a)	2,363	2,240,004
		5,642,323
New Jersey — 7.0%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,565	3,845,277
Series B, 6.50%, 04/01/31	1,675	1,726,698
Series EEE, 5.00%, 06/15/48	12,340	12,670,625
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,010	1,924,829
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,595	2,612,823
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(e)	$845	$ 912,570
5.00%, 06/15/46	1,570	1,612,189
Series C, (AMBAC), 0.00%, 12/15/35(d)	7,395	4,842,525
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,435	2,455,824
Sub-Series B, 5.00%, 06/01/46	5,290	5,305,658
		37,909,018
New York — 15.6%
City of New York, GO, Series A-1, 4.00%, 09/01/46	1,640	1,574,501
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	1,870	1,779,419
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	3,835,101
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,335	3,418,470
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	1,085	1,116,257
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,605	1,671,553
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	3,335	3,169,639
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	545	590,842
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	9,330	9,303,416
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/46	2,480	2,647,252
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,200	3,199,856
New York Liberty Development Corp., Refunding RB(b)
Class 1, 5.00%, 11/15/44	8,145	8,147,543
Class 2, 5.38%, 11/15/40	1,760	1,760,128
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,765	2,600,078
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	1,575	1,493,361
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	2,270	2,230,106
Series A, 4.00%, 03/15/47	7,890	7,611,044
Series A-1, 5.00%, 03/15/45	5,610	6,008,466
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	965	1,034,450
Series A, AMT, 5.00%, 07/01/46	1,525	1,524,550
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,230	2,326,455
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,590	5,742,721
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	1,445	1,526,718
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	890	944,706
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,625	1,739,184
Series A, 4.13%, 05/15/53	3,275	3,112,156
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	2,230	2,331,684
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, Sustainability Bonds, 5.25%, 11/15/40	1,640	1,861,052
		84,300,708

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 5.13%, 10/01/54	$195	$ 197,545
North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	480	482,706
Series C, Sustainability Bonds, 6.25%, 01/01/55	975	1,088,642
		1,571,348
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,525	3,169,916
County of Cuyahoga Ohio, Refunding RB
5.00%, 02/15/42	3,175	3,200,789
5.00%, 02/15/52	2,730	2,752,614
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	1,060	1,018,942
Series A, 5.00%, 12/01/47	840	851,968
County of Hamilton Ohio Sewer System Revenue, RB, Series A, 5.00%, 12/01/53	955	1,016,675
County of Hamilton Ohio, RB
Series A, 5.00%, 08/15/42	4,350	4,434,167
Series CC, 5.00%, 11/15/49	1,130	1,230,192
North Ridgeville City School District, GO, 5.25%, 12/01/54	1,865	1,937,621
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,685	1,685,951
		21,298,835
Oklahoma — 0.6%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	3,140	3,409,979
Oregon — 1.5%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	3,725	4,010,202
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (FNMA), 4.33%, 11/01/43	4,110	4,035,695
		8,045,897
Pennsylvania — 6.5%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	6,750	7,202,365
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,275	1,148,367
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,115	989,581
5.00%, 09/01/48	740	749,204
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	1,765	1,782,011
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,210,211
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.25%, 09/01/50	2,745	2,745,525
Series B-1, (AGC), 5.25%, 11/01/48	2,780	2,968,818
Pennsylvania Housing Finance Agency, Series 2024- 26FN, Class PT, 4.63%, 02/01/42	3,210	3,283,667
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	$7,735	$ 7,879,587
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	3,105	3,241,516
		35,200,852
Puerto Rico — 5.8%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,931	3,158,042
Series A-1, Restructured, 5.75%, 07/01/31	2,646	2,916,456
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,817	3,732,473
Series A-1, Restructured, 5.00%, 07/01/58	12,161	12,123,696
Series A-2, Restructured, 4.78%, 07/01/58	6,236	6,147,961
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	9,662	3,166,918
		31,245,546
Rhode Island — 0.3%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(g)(h)	4,155	1,603,585
South Carolina — 2.7%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/54	1,080	1,179,756
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	3,835	3,695,217
Series A, 5.00%, 05/01/48	3,030	3,068,558
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	4,800	4,802,665
Series B, (AGM), 5.00%, 12/01/49	1,580	1,663,958
		14,410,154
Tennessee — 3.9%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	860	921,973
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,665	2,739,613
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,440	1,452,632
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	4,030	4,060,329
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,190	4,429,535
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,270	7,519,616
		21,123,698
Texas — 14.7%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	885	889,829
7.88%, 11/01/62	755	783,254
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Bexar Management And Development Corp., RB, M/F Housing, (FNMA), 4.61%, 07/01/44	$4,100	$ 4,019,850
Canutillo Independent School District, GO, Series A, (PSF-GTD), 4.00%, 02/15/49	2,850	2,701,414
City of Austin Texas Airport System Revenue, ARB
Series A, 5.00%, 11/15/41	3,250	3,310,829
Series B, AMT, 5.00%, 11/15/44	5,755	5,904,605
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/49	1,255	1,331,265
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	1,240	1,269,852
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/38	1,600	1,717,331
Series B-1, AMT, 5.00%, 07/15/30	3,600	3,608,641
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	3,580	3,776,468
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,765,836
City of Houston Texas, GOL, Series A, 4.13%, 03/01/51	3,125	2,991,943
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/47	3,415	3,452,296
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	2,390	2,253,749
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	560	561,146
Crowley Independent School District, GO, (PSF-GTD), 4.25%, 02/01/53	190	185,900
East Montgomery County Improvement District Sales Tax Revenue, RB, (AGC), 5.25%, 08/15/49	925	1,000,711
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	1,315	1,250,762
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,059
Hidalgo County Regional Mobility Authority, RB, CAB, Series A, 0.00%, 12/01/42(d)	2,500	1,009,466
Marshall Independent School District, GO, (PSF-GTD), 4.00%, 02/15/45	620	607,926
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.53%, 02/01/44	5,100	4,964,714
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(e)	4,110	2,128,241
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	6,205	6,310,686
Plano Independent School District, GO, 5.00%, 02/15/42	1,540	1,672,045
San Antonio Housing Trust Public Facility Corp., Series 2024-11FN, Class PT, 4.45%, 04/01/43	710	704,739
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FNMA), 4.43%, 04/01/43	1,015	978,479
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,280	1,168,690
Series B, 5.00%, 07/01/43	4,080	4,211,957
Series B, 5.00%, 07/01/48	5,505	5,614,883
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	575	590,480
Security	Par (000)	Value
Texas (continued)
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	$960	$ 980,164
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,435	2,461,116
Texas State University System, Refunding RB, 4.00%, 03/15/49	2,990	2,847,353
		79,066,679
Utah — 1.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	310	313,089
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/46	4,750	4,870,112
		5,183,201
Virginia — 0.9%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,553,576
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	145	144,366
Series E-2, 4.55%, 10/01/49	405	400,852
		5,098,794
Washington — 0.1%
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.22%, 03/20/40(a)	804	778,085
Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority, RB
Series A, 5.00%, 02/15/26	400	407,071
Series A, 5.00%, 02/15/27	400	412,944
Series A, 5.75%, 08/15/54	460	487,372
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	700	718,024
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	4,465	4,409,733
		6,435,144
Total Municipal Bonds — 133.9% (Cost: $703,118,642)		723,109,677
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.8%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54(a)	9,350	9,851,828
Florida — 7.1%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	10,000	10,632,709
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/50	10,000	10,461,243

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Hillsborough County Aviation Authority, ARB, Series B, AMT, 5.50%, 10/01/49	$10,000	$ 10,793,922
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.50%, 10/01/54	5,703	6,264,061
		38,151,935
Illinois — 2.0%
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.50%, 01/01/53	10,000	10,657,329
Nebraska — 2.3%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/46	11,970	12,582,441
New York — 8.0%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	10,000	10,613,961
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	12,550	12,838,739
New York City Transitional Finance Authority, RB, Series E, 5.00%, 11/01/53	10,000	10,580,220
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	8,760	9,022,184
		43,055,104
Ohio — 1.8%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50	9,000	9,657,452
Washington — 3.6%
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	8,485	8,976,004
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,640,245
		19,616,249
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.6% (Cost: $141,258,053)		143,572,338
Total Long-Term Investments — 160.5% (Cost: $844,376,695)		866,682,015

Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(j)(k)	24,824,431	$ 24,826,913
Total Short-Term Securities — 4.6% (Cost: $24,826,741)		24,826,913
Total Investments — 165.1% (Cost: $869,203,436)		891,508,928
Liabilities in Excess of Other Assets — (1.7)%		(9,258,064)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.9)%		(91,280,745)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.5)%		(251,147,112)
Net Assets Applicable to Common Shares — 100.0%		$ 539,823,007

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,550,980	$ 19,275,933 (a)	$ —	$ —	$ —	$ 24,826,913	24,824,431	$ 267,408	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,457,158)	$ —	$ (1,457,158)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 709,550	$ —	$ 709,550
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 723,109,677	$ —	$ 723,109,677
Municipal Bonds Transferred to Tender Option Bond Trusts	—	143,572,338	—	143,572,338
Short-Term Securities
Money Market Funds	24,826,913	—	—	24,826,913
	$24,826,913	$866,682,015	$—	$891,508,928
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(90,563,079)	$—	$(90,563,079)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)
	$—	$(341,963,079)	$—	$(341,963,079)
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 8.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,065	$ 3,263,081
Series A, 5.25%, 05/01/55	1,825	1,938,656
Series C, 5.50%, 10/01/54	7,575	8,249,766
Series D, 5.00%, 03/01/55	6,045	6,449,356
Series F, 5.50%, 11/01/53	2,920	3,076,742
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	6,495	6,979,502
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	4,900	5,297,679
Series B, 5.25%, 07/01/54	4,040	4,335,555
Series B-1, 5.75%, 04/01/54	10,925	12,049,862
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	11,185	11,723,880
Series A-1, 5.50%, 01/01/53	2,665	2,844,412
Series B-1, 5.00%, 05/01/53	7,530	7,814,638
		74,023,129
Arizona — 5.1%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	875	786,924
5.00%, 07/01/54(b)	615	547,265
7.10%, 01/01/55(b)	250	255,147
Series A, 5.00%, 07/01/49(b)	1,445	1,336,726
Series A, 5.00%, 07/15/49	1,000	948,872
Series A, 5.00%, 07/01/54(b)	1,110	1,013,841
Arizona Industrial Development Authority, Refunding RB
Series A, 5.13%, 07/01/37(b)	500	502,879
Series A, 5.38%, 07/01/50(b)	1,645	1,652,682
Series A, 5.50%, 07/01/52(b)	600	578,695
Series G, 5.00%, 07/01/47(b)	2,360	2,359,082
Series S, (SD CRED PROG), 5.00%, 07/01/37	750	764,904
City of Buckeye Arizona Excise Tax Revenue, RB, 5.00%, 07/01/43	4,000	4,019,832
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	4,515	4,619,119
City of Phoenix Civic Improvement Corp., RB, Series B, (BHAC-CR FGIC), 5.50%, 07/01/41(c)	100	121,476
Industrial Development Authority of the City of Phoenix Arizona, RB
5.00%, 07/01/44	2,000	1,966,712
Series A, 5.00%, 07/01/46(b)	1,570	1,514,884
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	500	483,952
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	1,150	1,084,414
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/49	1,985	1,898,579
5.00%, 06/15/52	530	504,339
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	1,002,659
4.00%, 07/01/50	1,500	1,325,265
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/47(b)	1,000	958,708
5.00%, 07/01/54(b)	440	415,998
Series A, 5.00%, 09/01/37	1,525	1,581,707
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB (continued)
Series A, 4.13%, 09/01/38	$550	$ 550,628
Series A, 4.13%, 09/01/42	750	724,633
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	508,936
Phoenix-Mesa Gateway Airport Authority, ARB, 5.00%, 07/01/38	3,600	3,602,394
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	105	106,442
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	4,560	4,905,161
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,142,599
5.00%, 12/01/32	155	164,213
5.00%, 12/01/37	1,500	1,614,875
		46,564,542
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	2,135	2,109,102
AMT, 4.75%, 09/01/49(b)	2,450	2,441,548
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,550	1,619,113
		6,169,763
California — 8.2%
Alvord Unified School District, Refunding GO, Series B, Election 2007, (AGM), 0.00%, 08/01/41(d)	1,175	574,788
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.50%, 10/01/54	2,370	2,584,689
Series B, Sustainability Bonds, 5.00%, 01/01/55	845	892,782
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,355	1,388,324
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	1,220	1,256,695
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	315	315,280
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(d)	5,000	4,067,135
Grossmont-Cuyamaca Community College District, GO, Series C, Election 2002, (AGC), 0.00%, 08/01/30(d)	10,030	8,470,180
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	4,125	4,524,164
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 0.00%, 08/01/43(c)	4,445	4,526,869
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,050	2,086,802
Poway Unified School District, Refunding GO, 0.00%, 08/01/36(d)	8,750	5,721,200
Rio Hondo Community College District, GO(d)
Series C, Election 2004, 0.00%, 08/01/37	4,005	2,528,566
Series C, Election 2004, 0.00%, 08/01/38	5,000	2,997,162
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	3,800	2,253,333
San Diego Unified School District, Refunding GO, CAB(d)
Series R-1, 0.00%, 07/01/30	5,000	4,220,703
Series R-1, 0.00%, 07/01/31	3,005	2,448,779
San Mateo County Community College District, GO, Series C, (NPFGC), 0.00%, 09/01/30(d)	12,740	10,823,085
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
State of California, GO, 5.50%, 04/01/28	$5	$ 5,010
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(d)	5,500	3,314,567
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	626,151
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/36(d)	15,000	9,949,022
		75,575,286
Colorado — 1.1%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	345	326,772
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	875	901,321
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/37(d)	1,760	1,012,887
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	2,400	2,620,860
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,060	993,582
State of Colorado, COP, Series S, 4.00%, 03/15/40	4,400	4,424,633
		10,280,055
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	525	558,696
4.25%, 07/15/53	705	672,239
		1,230,935
Delaware — 0.9%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,610,800
Delaware Transportation Authority, RB, 5.00%, 06/01/55	6,585	6,589,591
		8,200,391
District of Columbia — 1.3%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/53	2,850	2,982,266
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	2,647,091
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/56	6,635	6,227,347
		11,856,704
Florida — 12.2%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	825	791,990
Series A, 5.00%, 06/01/55	1,285	1,055,574
Series A, 5.50%, 06/01/57	460	407,295
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.50%, 09/01/48	5,275	5,865,116
Series B, 5.50%, 09/01/48	4,615	5,129,934
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	4,215	4,304,825
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	5,055	5,456,065
Security	Par (000)	Value
Florida (continued)
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	$3,650	$ 3,884,673
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	1,440	1,519,899
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	1,745	1,780,439
County of Miami-Dade Florida Aviation Revenue, Refunding RB, 5.00%, 10/01/41	3,800	3,843,175
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	1,315	1,375,758
Series A, AMT, 5.00%, 10/01/47	9,850	10,054,665
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	1,840	631,194
Series A-2, 0.00%, 10/01/47	2,970	956,887
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	660	727,579
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(e)(f)	700	185,682
AMT, 5.00%, 05/01/29	1,275	1,291,296
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/40(b)	710	688,804
AMT, (AGM), 5.25%, 07/01/53	11,590	12,024,311
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/26(g)	3,890	3,998,956
Series A, AMT, 4.00%, 10/01/52	3,340	2,922,978
Sub-Series A, AMT, 5.00%, 10/01/47	7,865	7,933,959
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	5,765	5,813,922
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	1,115	1,204,672
Series C, 4.13%, 11/15/51	4,465	4,202,775
Series C, 5.50%, 11/15/54	1,775	1,959,652
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	242,353
3.85%, 05/01/39	420	377,511
5.38%, 05/01/47	260	261,510
4.00%, 05/01/49	665	560,029
6.30%, 05/01/54	755	808,127
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	328,521
4.00%, 05/01/50	605	491,849
Orange County Health Facilities Authority, RB
5.00%, 10/01/47	1,930	1,969,737
Series A, 5.00%, 10/01/53	6,605	6,830,677
Orange County Health Facilities Authority, Refunding RB
Series A, 4.50%, 10/01/56	4,435	4,359,114
Series A, 5.25%, 10/01/56	1,610	1,715,363
Seminole Improvement District, RB
5.00%, 10/01/32	255	254,984
5.30%, 10/01/37	290	290,311
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	377,646
4.13%, 12/15/49	350	299,660

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	$1,880	$ 1,949,304
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	785	804,775
		111,933,546
Georgia — 2.7%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	1,855	1,731,328
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	715	692,867
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	2,875	2,649,938
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	1,965	1,966,943
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,480	7,857,819
Municipal Electric Authority of Georgia, RB
Class A, (AGM), 5.00%, 07/01/52	1,770	1,849,863
Class A, 5.50%, 07/01/63	1,275	1,341,139
Series A, 5.00%, 01/01/49	4,385	4,469,925
Series A, 5.00%, 01/01/59	1,870	1,894,657
		24,454,479
Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	3,310	3,350,178
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	485	485,327
AMT, 5.25%, 08/01/26	525	525,348
		4,360,853
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	1,210	1,226,913
Illinois — 11.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,665	3,733,036
Series A, 5.00%, 12/01/40	4,090	4,114,475
Series C, 5.25%, 12/01/35	970	970,388
Series D, 5.00%, 12/01/46	1,230	1,212,245
Series H, 5.00%, 12/01/36	295	297,194
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	355	363,232
Series G, 5.00%, 12/01/34	290	292,760
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	7,825	7,852,089
Series A, AMT, Senior Lien, (BAM), 5.75%, 01/01/48	1,010	1,093,834
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	6,885	7,039,577
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	4,535	4,574,388
Series A, AMT, Senior Lien, 4.38%, 01/01/53	2,780	2,628,339
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	2,575	2,666,564
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,185	1,269,343
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,920	2,041,403
Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, 5.00%, 10/01/48	$1,760	$ 1,864,487
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(g)	25	25,606
4.13%, 08/15/37	2,430	2,332,901
4.00%, 02/15/41	845	806,764
Series A, 5.00%, 11/15/45	2,945	2,938,801
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	1,950	1,954,543
Series B, 5.00%, 01/01/40	3,245	3,266,601
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	3,005	3,043,182
Series A, (NPFGC), 0.00%, 12/15/26(d)	5,000	4,700,630
Series A, (NPFGC), 0.00%, 12/15/33(d)	9,950	7,075,788
Metropolitan Pier & Exposition Authority, RB, CAB(d)
(NPFGC), 0.00%, 06/15/30(h)	800	664,777
(BAM-TCRS), 0.00%, 12/15/56	2,965	650,401
Series A, (NPFGC), 0.00%, 06/15/30	14,205	11,808,741
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	8,075	3,387,023
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	4,140	1,009,932
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	3,617,054
State of Illinois, GO
5.50%, 05/01/39	2,785	3,010,600
Series B, 5.25%, 05/01/41	2,345	2,531,353
Series B, 5.50%, 05/01/47	1,930	2,079,698
Series B, 5.25%, 05/01/49	2,535	2,700,876
Series C, 5.00%, 12/01/48	3,135	3,267,812
Series D, 5.00%, 11/01/27	440	460,831
		103,347,268
Indiana — 0.9%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	575	591,013
Indiana Finance Authority, Refunding RB, 5.25%, 03/01/54	2,000	2,118,483
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	5,325	5,554,509
		8,264,005
Iowa — 0.5%
Iowa Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.63%, 07/01/54	4,510	4,399,173
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	542,484
Kentucky — 1.6%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	555	531,271
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	740	698,892
Series A, 5.25%, 06/01/49	2,820	2,940,261
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	1,455	1,549,431
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
Fayette County School District Finance Corp., RB (continued)
(BAM-TCRS), 5.00%, 06/01/46	$1,285	$ 1,359,217
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	6,790	7,283,362
		14,362,434
Louisiana — 2.6%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	1,905	1,950,539
5.25%, 10/01/53	3,760	3,841,829
AMT, 5.75%, 09/01/64	4,540	4,902,462
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/42	4,600	4,641,165
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	4,020	4,191,244
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	4,780	4,795,943
		24,323,182
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Series B, (AGM), 4.75%, 07/01/53	3,000	3,081,553
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, (HUD SECT 8), 4.75%, 11/15/49	3,365	3,395,896
		6,477,449
Maryland — 1.3%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	495	495,650
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	250	250,105
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	185	185,269
Convertible, 5.00%, 09/01/46	750	712,607
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.50%, 06/01/39(b)	650	562,279
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	177,114
Series B, 3.88%, 06/01/46	300	255,767
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	302,958
Howard County Housing Commission, RB, M/F Housing, Series A, 5.00%, 06/01/44	550	550,220
Maryland Economic Development Corp., RB
5.00%, 07/01/56	390	397,118
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	2,920	2,952,224
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/37	500	500,118
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 05/15/45	2,875	2,910,730
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/40	1,000	1,000,672
4.00%, 07/01/41	500	499,975
4.13%, 07/01/47	500	482,842
		12,235,648
Massachusetts — 2.8%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.25%, 07/01/29	730	805,974
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB
5.00%, 10/01/46	$500	$ 500,198
5.00%, 10/01/48	200	197,187
Series A, 5.25%, 01/01/42	500	505,087
Series A, (AMBAC), 5.75%, 01/01/42	650	795,131
Series A, 5.00%, 01/01/47	6,200	6,251,163
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	2,545	2,226,237
5.00%, 04/15/40	1,000	1,000,016
4.13%, 10/01/42(b)	550	500,195
5.00%, 07/01/47	7,685	7,758,877
Series P, 5.45%, 05/15/59	1,500	1,633,060
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,052,364
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	910	869,214
Series A, AMT, 4.50%, 12/01/47	245	234,515
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC SAP), 5.50%, 05/01/39	825	981,067
		25,310,285
Michigan — 3.4%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	5,035	4,779,634
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(g)	60	62,147
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,740	3,901,673
Michigan Finance Authority, RB
4.00%, 02/15/50	5,000	4,525,159
Series A, 4.00%, 11/15/50	5,680	5,077,758
Sustainability Bonds, 5.50%, 02/28/57	505	552,038
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	1,965	1,864,296
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	1,495	1,408,690
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	6,310	6,380,702
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	2,665	2,869,522
		31,421,619
Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	1,615	1,666,680
Missouri — 0.3%
Kansas City Industrial Development Authority, ARB
Class B, AMT, 5.00%, 03/01/46	530	536,132
Series B, AMT, 5.00%, 03/01/39	2,505	2,572,646
		3,108,778
Nebraska — 1.4%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	4,260	4,574,519
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	7,985	8,684,762
		13,259,281
Nevada — 1.2%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	7,285	7,348,796

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada (continued)
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	$1,000	$ 937,153
Las Vegas Valley Water District, GOL, Series A, 4.00%, 06/01/51	2,910	2,759,189
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	104,017
		11,149,155
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,382	1,350,347
New Jersey — 6.7%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	655	694,450
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	3,555	3,595,553
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,930	1,942,795
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(g)	485	488,797
Series WW, 5.25%, 06/15/25(g)	1,125	1,134,824
AMT, (AGM), 5.00%, 01/01/31	900	902,774
AMT, 5.13%, 01/01/34	1,620	1,621,978
AMT, 5.38%, 01/01/43	2,115	2,118,727
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(g)	5,360	5,624,648
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	1,879,765
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	2,485	2,379,701
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	1,160	1,161,257
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,019,935
Series A, 0.00%, 12/15/29(d)	7,530	6,368,001
Series AA, 5.00%, 06/15/45	2,710	2,842,935
Series BB, 5.00%, 06/15/46	6,200	6,628,197
Series BB, 4.00%, 06/15/50	4,900	4,609,191
Series S, 4.13%, 06/15/39	1,210	1,216,019
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/37	1,940	2,154,049
Series A, 5.25%, 06/15/42	775	856,447
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	3,220	3,333,903
Sub-Series B, 5.00%, 06/01/46	7,805	7,828,103
		61,402,049
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	415	418,185
New York — 16.2%
City of New York, GO
Series A-1, 5.00%, 08/01/47	930	975,964
Series B, 5.25%, 10/01/41	1,955	2,157,881
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	$6,000	$ 6,430,602
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sub-Series B-1, Sustainability Bonds, 5.00%, 11/15/51	3,420	3,451,472
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	4,090	3,790,214
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	540	555,330
Series C-1, 5.00%, 11/15/56	6,550	6,585,482
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	3,460	3,482,437
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	3,060	3,065,144
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	5,600	6,005,574
Series GG, 5.00%, 06/15/50	1,680	1,749,317
Sub-Series CC-1, 5.25%, 06/15/54	995	1,078,693
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	7,695	8,302,040
New York City Transitional Finance Authority, RB, Series E, 5.00%, 11/01/53	10,000	10,580,222
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,100	1,099,950
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	2,630	2,630,821
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,485	5,240,200
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,185	1,645,943
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,185	2,054,673
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	2,710	2,585,961
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	1,650	1,740,200
AMT, 5.63%, 04/01/40	1,700	1,822,347
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,460	3,609,657
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	3,295	3,486,956
AMT, Sustainability Bonds, 5.25%, 06/30/49	2,645	2,754,296
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	6,855	7,167,957
AMT, Sustainability Bonds, 5.50%, 06/30/60	9,680	10,158,433
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	4,485	4,760,683
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	7,000	7,394,701
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	5,600	5,741,948
Port Authority of New York & New Jersey, Refunding ARB, Series 197, AMT, 5.00%, 11/15/35	905	921,645
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	11,585	11,008,954
Series A, 4.50%, 05/15/63	3,500	3,460,750
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	$6,120	$ 6,493,307
Series C, 5.00%, 05/15/47	5,000	5,304,899
		149,294,653
North Carolina — 1.8%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.50%, 07/01/47	6,000	5,940,687
North Carolina Housing Finance Agency, RB, S/F Housing
Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	1,955	1,974,267
Series 52-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/46	1,615	1,643,691
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	6,510	7,040,312
		16,598,957
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,680	3,721,289
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,670	6,897,378
County of Franklin Ohio, RB, 5.00%, 11/01/48	1,650	1,794,346
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	4,545	4,549,190
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(d)	10,040	6,358,319
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	961,806
		20,561,039
Oklahoma — 0.7%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	560	568,686
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	1,280	1,241,607
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	459,178
University of Oklahoma, RB, Series A, (BAM), 5.00%, 07/01/54	3,560	3,761,813
		6,031,284
Oregon — 0.4%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	2,355	1,302,359
Port of Portland Oregon Airport Revenue, Refunding RB, Series Thirty B, AMT, 5.00%, 07/01/43	2,640	2,755,431
		4,057,790
Pennsylvania — 8.9%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	3,600	3,663,599
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	5,470	5,507,021
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	425	371,680
Security	Par (000)	Value
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Refunding RB, Series B, 5.00%, 05/01/52	$3,655	$ 3,769,209
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	6,910	6,976,597
AMT, 5.50%, 06/30/41	3,290	3,543,479
AMT, 5.75%, 06/30/48	2,855	3,067,343
AMT, 5.25%, 06/30/53	4,695	4,845,407
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,000	1,000,066
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	972,632
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/45	7,955	7,964,097
Series A, 5.25%, 09/01/50	5,050	5,050,966
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	7,985	8,134,261
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,500	1,528,174
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	1,325	1,341,937
Series A-1, 5.00%, 12/01/47	3,380	3,448,102
Series A, Subordinate, 5.00%, 12/01/44	4,700	4,872,402
Series B, Subordinate, 4.00%, 12/01/51	665	624,395
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.25%, 12/01/45	3,930	3,958,846
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	8,015	8,841,132
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,070	2,186,637
		81,667,982
Puerto Rico — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,709	4,604,719
Series A-1, Restructured, 5.00%, 07/01/58	17,357	17,303,756
Series A-2, Restructured, 4.54%, 07/01/53	500	484,848
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,506,428
Series A-2, Restructured, 4.33%, 07/01/40	10,086	9,990,483
Series B-1, Restructured, 4.75%, 07/01/53	962	940,561
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,309,538
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	13,429	4,401,629
		40,541,962
South Carolina — 3.4%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	453,536
4.38%, 11/01/49	715	646,183
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	6,040	6,495,594
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	3,090	3,149,271
5.00%, 01/01/55(b)	2,290	1,955,379
7.50%, 08/15/62(b)	1,455	1,411,902

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB (continued)
Series A, 5.50%, 11/01/50	$4,435	$ 4,868,318
Series A, 5.50%, 11/01/54	2,295	2,506,983
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,615	1,508,387
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	2,690	2,506,285
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	1,370	1,497,674
Series A, 4.00%, 12/01/55	1,950	1,762,437
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 4.60%, 07/01/49	2,345	2,322,614
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	275	288,042
		31,372,605
Tennessee — 3.6%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	615	658,625
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,655	3,747,955
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	745	778,684
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	3,070	3,093,105
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	3,795	3,866,393
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,805	4,054,130
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	15,950	16,861,834
		33,060,726
Texas — 13.3%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,545	1,553,431
7.88%, 11/01/62	1,335	1,384,959
Celina Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	4,530	4,847,329
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/44	1,000	986,965
AMT, 5.25%, 11/15/47	3,300	3,480,818
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	1,790	1,702,951
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,495	2,696,693
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	395	420,331
Series A, AMT, 1st Lien, 5.50%, 08/01/44	395	418,317
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	370	361,620
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	1,330	1,331,956
Series B, AMT, 5.50%, 07/15/37	1,235	1,327,595
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	$5,205	$ 5,490,646
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	753,384
Sub-Series A, AMT, 4.00%, 07/01/46	2,780	2,468,835
Sub-Series A, AMT, 4.00%, 07/01/48	10,025	8,793,506
County of Harris Texas Toll Road Revenue, Refunding RB
1st Lien, 4.00%, 08/15/45	1,575	1,518,952
Series A, 1st Lien, 4.00%, 08/15/49	5,000	4,714,956
County of Harris Texas, GOL, 5.00%, 09/15/54	15,945	16,996,521
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	4,100	3,968,765
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	6,570	7,020,820
Dickinson Independent School District, GO, (PSF- GTD), 4.13%, 02/15/48	1,285	1,234,247
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	1,415	1,345,877
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	6,820	6,256,028
Harris County Flood Control District, Refunding GOL, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,775	1,694,377
Hutto Independent School District, GO, (PSF-GTD), 5.00%, 08/01/48	205	218,159
Klein Independent School District, GO, (PSF-GTD), 4.00%, 08/01/46	4,020	3,855,255
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(g)	5,000	2,977,169
New Braunfels Independent School District, GO, (PSF- GTD), 4.00%, 02/01/52	1,360	1,293,812
New Caney Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	3,370	3,211,998
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,210	1,123,965
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,175	2,987,421
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	2,195	2,302,245
1st Lien, 5.00%, 10/01/53	1,840	1,941,221
Spring Branch Independent School District, GO, (PSF- GTD), 4.00%, 02/01/48	1,705	1,638,368
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	1,895	1,730,209
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	410	421,038
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	629,856
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,395	5,717,710
Texas State University System, Refunding RB, 4.00%, 03/15/49	4,455	4,242,461
Texas Transportation Commission State Highway 249 System, RB, Series A, 5.00%, 08/01/57	1,000	1,019,418
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	310	199,604
0.00%, 08/01/36	170	104,021
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB(d) (continued)
0.00%, 08/01/37	$225	$ 130,296
0.00%, 08/01/38	810	443,962
0.00%, 08/01/41	1,950	903,958
0.00%, 08/01/44	695	272,726
0.00%, 08/01/45	1,775	659,670
Waxahachie Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	1,580	1,499,861
		122,294,282
Utah — 2.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	530	535,281
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	11,685	11,773,922
Series A, AMT, 5.25%, 07/01/48	865	911,678
Series A, AMT, 5.00%, 07/01/51	5,330	5,448,250
Series A, AMT, 5.25%, 07/01/53	1,890	1,976,688
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	935	864,299
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	2,470	2,492,190
		24,002,308
Virginia — 0.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	4,420	4,262,391
Washington — 0.6%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	2,655	2,677,447
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 4.00%, 08/01/47	3,000	2,713,453
		5,390,900
Wisconsin — 0.8%
Public Finance Authority, RB
5.00%, 10/15/41(b)	570	523,770
5.00%, 10/15/56(b)	225	189,711
Class A, 6.00%, 06/15/52	505	494,401
Class A, 6.13%, 06/15/57	570	563,484
Series A, 5.00%, 07/01/40(b)	450	433,948
Series A-1, 4.50%, 01/01/35(b)	555	550,500
Series A, AMT, Senior Lien, 5.75%, 07/01/49	3,545	3,785,049
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	825	778,491
		7,319,354
Total Municipal Bonds — 135.7% (Cost: $1,215,544,762)		1,249,092,140
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.1%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	9,340	9,806,083
Security	Par (000)	Value
Connecticut — 1.6%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series F-1, Sustainability Bonds, 4.75%, 11/15/49	$15,000	$ 15,202,962
District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	3,052	3,054,060
Florida — 2.8%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	7,850	8,472,822
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	6,992,543
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/48	10,000	10,637,263
		26,102,628
Georgia — 1.2%
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	10,159	10,821,346
Idaho — 0.8%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48(j)	6,820	7,455,045
Illinois — 0.8%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	7,123	7,403,270
Massachusetts — 1.0%
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	9,084	9,383,084
Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,748	2,529,052
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	5,657	5,060,917
New York — 4.9%
New York City Transitional Finance Authority, RB, Series B, 5.00%, 05/01/48	8,899	9,450,884
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	6,600	6,381,412
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	5,090	5,202,366
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	7,270	7,639,972
Triborough Bridge & Tunnel Authority, Refunding RB
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	10,000	10,808,730
Series C, 4.13%, 05/15/52	5,520	5,294,135
		44,777,499
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,450	8,020,405

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 1.8%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	$5,890	$ 6,462,854
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	9,243	9,660,808
		16,123,662
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	11,880	10,991,289
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.2% (Cost: $172,788,432)		176,731,302
Total Long-Term Investments — 154.9% (Cost: $1,388,333,194)		1,425,823,442

	Shares
Short-Term Securities
	Money Market Funds — 3.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(k)(l)	29,833,889	29,836,872
	Total Short-Term Securities — 3.2% (Cost: $29,836,531)	29,836,872
	Total Investments — 158.1% (Cost: $1,418,169,725)	1,455,660,314
	Other Assets Less Liabilities — 1.1%	10,510,765
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.4)%	(96,091,623)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.8)%	(449,415,232)
	Net Assets Applicable to Common Shares — 100.0%	$ 920,664,224

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 1, 2029 to June 1, 2046, is $14,516,685. See Note 4 of
the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 17,753,312	$ 12,083,559 (a)	$ —	$ 202	$ (201)	$ 29,836,872	29,833,889	$ 350,062	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	150	03/20/25	$ 16,348	$ (152,557)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
U.S. Long Bond	136	03/20/25	$ 15,508	$ (273,972)
5-Year U.S. Treasury Note	107	03/31/25	11,400	(74,539)
				$ (501,068)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 501,068	$ —	$ 501,068

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,446,160)	$ —	$ (1,446,160)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 646,696	$ —	$ 646,696
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$21,627,793
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,249,092,140	$ —	$ 1,249,092,140
Municipal Bonds Transferred to Tender Option Bond Trusts	—	176,731,302	—	176,731,302
Short-Term Securities
Money Market Funds	29,836,872	—	—	29,836,872
	$29,836,872	$1,425,823,442	$—	$1,455,660,314

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (501,068)	$ —	$ —	$ (501,068)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(95,444,602)	$—	$(95,444,602)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)
	$—	$(545,744,602)	$—	$(545,744,602)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.6%
Black Belt Energy Gas District, RB, Series D, 5.00%, 03/01/55(a)	$6,320	$ 6,742,751
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	6,955	7,473,816
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	6,575	7,056,008
Series B-1, 5.75%, 04/01/54	3,960	4,367,730
Huntsville Public Building Authority, RB, 5.00%, 02/01/47	7,000	7,404,823
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	2,620	2,746,229
Series B, 5.00%, 01/01/54	9,000	9,475,791
		45,267,148
Arizona(b) — 1.1%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39	810	728,467
5.00%, 07/01/54	945	840,920
Series A, 5.00%, 07/01/49	1,675	1,549,492
Series A, 5.00%, 07/01/54	1,290	1,178,248
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52	1,620	1,541,564
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54	855	808,360
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53	2,500	2,546,026
		9,193,077
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	4,100	4,050,266
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,430	1,493,762
		5,544,028
California — 10.6%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.00%, 07/01/53	2,900	3,053,469
Sustainability Bonds, 5.50%, 10/01/54	4,970	5,420,214
Series B, Sustainability Bonds, 5.00%, 01/01/55	6,125	6,471,345
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,250	1,280,742
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	1,095	1,127,935
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	1,630	1,772,375
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	270	270,240
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	4,156,612
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(c)	5,000	3,607,148
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 0.00%, 08/01/43(d)	3,975	4,048,212
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	7,620	4,543,709
Poway Unified School District, Refunding GO(c)
0.00%, 08/01/35	7,820	5,394,286
0.00%, 08/01/36	10,000	6,538,514
Security	Par (000)	Value
California (continued)
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	$8,000	$ 5,050,818
Series C, Election 2004, 0.00%, 08/01/38	12,940	7,756,656
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,839,931
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	14,215	14,478,227
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,020
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	3,830	3,776,280
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	6,545	3,944,335
		85,541,068
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/37	5,000	5,602,717
Colorado Health Facilities Authority, RB
5.00%, 11/01/42	2,500	2,666,556
5.25%, 11/01/52	2,750	2,909,177
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,605	1,622,978
		12,801,428
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 05/15/54	2,660	2,887,760
District of Columbia — 0.4%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	1,400	1,467,802
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,890	1,837,290
		3,305,092
Florida — 10.2%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	5,000	4,801,881
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	1,640	1,574,379
Series A, 5.00%, 06/01/55	1,475	1,211,651
Series A, 5.50%, 06/01/57	500	442,712
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	4,315	4,796,461
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/47	3,930	4,023,176
City of Lakeland Florida Department of Electric Utilities, Refunding RB, 4.25%, 10/01/48	5,000	4,926,429
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	3,655	3,707,752
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/40	2,290	1,132,354
Series A, 0.00%, 09/01/42	1,150	506,797
Series A, 0.00%, 09/01/45	2,000	732,141
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	4,925	5,198,264
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	2,865	2,892,775

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Seaport Department, Refunding RB, Series B-2, AMT, Subordinate, 4.00%, 10/01/50	$3,500	$ 3,136,645
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	7,790	8,225,694
(AGM), 5.75%, 09/01/54	1,400	1,543,349
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	13,925	14,234,815
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(e)(f)	617	163,792
AMT, 5.00%, 05/01/29	1,500	1,519,172
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/34	5,060	5,278,064
Series A, AMT, 5.00%, 10/01/49	2,670	2,719,207
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/47	2,500	2,568,245
Kindred Community Development District II, SAB, 5.88%, 05/01/54	500	521,106
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	705	754,609
Parker Road Community Development District, Refunding SAB, 3.88%, 05/01/40	900	752,918
Seminole Improvement District, RB
5.00%, 10/01/32	230	229,985
5.30%, 10/01/37	260	260,279
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	790	803,722
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,665	1,726,379
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	725	743,263
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	640	599,944
4.13%, 05/01/38	630	587,889
		82,315,849
Georgia — 1.9%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	630	610,498
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	1,105	1,125,905
Series A, 5.00%, 06/01/53(a)	4,195	4,406,892
Series B, 5.00%, 07/01/53(a)	2,915	3,083,013
Series C, 5.00%, 09/01/53(a)	2,445	2,595,469
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	3,000	3,195,589
		15,017,366
Hawaii — 0.5%
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	2,000	2,001,103
AMT, 5.00%, 08/01/28	1,775	1,775,952
		3,777,055
Illinois — 8.8%
Chicago Board of Education, GO, Series A, 5.00%, 12/01/40	1,270	1,277,600
Chicago Board of Education, Refunding GO, Series B, 5.00%, 12/01/36	1,300	1,318,875
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 5.00%, 01/01/48	1,935	1,978,949
Series D, Senior Lien, 5.25%, 01/01/42	8,285	8,471,009
Security	Par (000)	Value
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, (AGM-CR), 5.00%, 12/01/46	$4,565	$ 4,655,128
Illinois Finance Authority, Refunding RB
4.00%, 08/15/41	1,750	1,717,719
5.00%, 08/15/44	985	985,804
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	2,625	2,845,997
Metropolitan Pier & Exposition Authority, RB(c)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	14,222,690
Series A, (NPFGC), 0.00%, 12/15/34	41,880	28,531,513
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	9,430	3,955,372
State of Illinois, GO, Series B, 5.25%, 05/01/43	1,640	1,755,697
		71,716,353
Indiana — 0.4%
Avon Community School Building Corp., RB, 5.50%, 01/15/43	1,500	1,675,730
Indiana Finance Authority, RB, Series A, 1st Lien, Sustainability Bonds, 4.00%, 10/01/51	2,025	1,894,272
		3,570,002
Kentucky — 4.8%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	475	454,691
Kentucky Public Energy Authority, Refunding RB(a)
Series A-1, 5.25%, 04/01/54	11,055	11,858,258
Series B, 5.00%, 01/01/55	15,860	16,846,734
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.60%, 07/01/39(d)	8,225	9,520,382
		38,680,065
Louisiana — 0.9%
City of Lafayette Louisiana Utilities Revenue, RB, (AGC), 5.00%, 11/01/49	1,195	1,268,350
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	4,010	4,097,270
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/48	1,910	2,025,032
		7,390,652
Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	2,815	2,578,133
Massachusetts — 4.0%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	10,000	10,841,737
Commonwealth of Massachusetts, GOL, Series A, 5.25%, 01/01/44	10,000	10,603,757
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	9,720	9,800,210
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,080	1,031,594
		32,277,298
Michigan — 5.2%
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	1,600	1,669,165
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	2,335	2,432,056
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,855	1,725,258
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	$8,405	$ 8,580,691
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.50%, 06/01/53	4,525	4,757,797
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	10,000	10,312,129
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	1,947,471
AMT, 5.00%, 12/31/43	7,940	8,028,965
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	2,500	2,439,052
		41,892,584
Minnesota — 0.4%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	2,930	3,120,955
Nebraska — 0.9%
Nebraska Investment Finance Authority, RB, S/F Housing
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 03/01/49	1,750	1,789,997
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 09/01/49	5,835	5,733,925
		7,523,922
Nevada — 0.4%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	365	335,694
4.00%, 06/01/44	975	852,801
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	104,017
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,610	1,632,447
		2,924,959
New Jersey — 8.0%
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	2,320	2,335,380
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(g)	3,205	3,230,093
Series WW, 5.25%, 06/15/25(g)	1,470	1,482,837
AMT, 5.13%, 01/01/34	1,930	1,932,356
AMT, 5.38%, 01/01/43	4,920	4,928,671
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,827,791
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,039,870
Series BB, 5.00%, 06/15/46	5,825	6,227,298
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25(c)	8,550	8,329,352
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	10,000	6,553,918
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	10,945	11,233,769
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	5,265	5,657,665
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,490	4,528,399
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 5.25%, 06/01/46	$545	$ 554,935
Sub-Series B, 5.00%, 06/01/46	2,330	2,336,897
		65,199,231
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	425	428,262
New York — 13.8%
City of New York, GO, Series B, 5.25%, 10/01/42	2,500	2,748,641
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.25%, 11/15/57	3,050	3,094,181
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	1,700	1,842,993
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	3,825	3,814,102
Series DD, 4.13%, 06/15/47	5,035	4,979,755
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	2,500	2,621,492
Series E-1, 4.00%, 02/01/42	3,325	3,321,201
Series C-1, Subordinate, 4.00%, 02/01/42	8,000	7,905,310
Series C-1, Subordinate, 4.00%, 02/01/43	8,355	8,151,214
New York City Transitional Finance Authority, RB, Series G-1, 5.00%, 05/01/46	13,200	14,115,576
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	3,055	3,055,954
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,430	5,201,694
New York State Dormitory Authority, Refunding RB, Series E, 4.00%, 03/15/46	1,825	1,782,548
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,555	1,666,911
Series A, AMT, 5.25%, 01/01/50	2,360	2,359,854
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,275	3,416,655
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	2,945	3,049,434
AMT, Sustainability Bonds, 5.50%, 06/30/54	3,950	4,161,170
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	6,800	7,184,556
Port Authority of New York & New Jersey, ARB, AMT, 4.00%, 09/01/43	3,000	2,838,912
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/39	2,500	2,663,063
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	10,090	9,597,630
Series A, 5.25%, 05/15/52	1,325	1,418,104
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 05/15/47	10,000	10,609,979
		111,600,929
North Dakota — 0.8%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	6,245	6,315,068

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	$6,970	$ 6,267,891
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 01/01/50(h)	20,000	21,461,004
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	4,500	4,564,116
		32,293,011
Oklahoma — 0.5%
Oklahoma Turnpike Authority, RB, Series A, 01/01/47(h)	4,065	4,437,275
Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	2,800	1,548,452
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	2,400	2,583,755
		4,132,207
Pennsylvania — 7.0%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	785	837,608
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	405	354,189
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/42	6,325	6,405,114
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 5.25%, 09/01/49	2,395	2,631,445
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	450	457,278
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	13,560	13,690,688
AMT, 5.75%, 06/30/48	1,645	1,767,349
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	2,410	2,573,687
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	9,480	10,297,751
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series B, 5.00%, 12/01/43	5,000	5,148,670
Pennsylvania Turnpike Commission, RB, Series A-1, 5.00%, 12/01/41	4,740	4,800,590
Pennsylvania Turnpike Commission, Refunding RB
Series A-1, 5.00%, 12/01/40	2,165	2,169,110
Series B, 5.25%, 12/01/44	1,500	1,641,640
Series C, 5.00%, 12/01/46	1,415	1,498,623
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,330	2,403,420
		56,677,162
Puerto Rico — 3.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,334	1,304,459
Series A-1, Restructured, 5.00%, 07/01/58	3,707	3,695,628
Series A-2, Restructured, 4.78%, 07/01/58	214	210,979
Series A-2, Restructured, 4.33%, 07/01/40	573	567,573
Series B-1, Restructured, 4.75%, 07/01/53	937	916,118
Series B-1, Restructured, 5.00%, 07/01/58	14,927	14,972,556
Series B-2, Restructured, 4.33%, 07/01/40	5,364	5,304,490
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$1,261	$ 1,236,949
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	11,574	3,793,615
		32,002,367
South Carolina — 4.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	7,215	7,784,091
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	5,000	5,095,908
7.50%, 08/15/62(b)	1,290	1,251,789
Series A, 5.50%, 11/01/46	4,185	4,639,595
Series A, 5.50%, 11/01/48	2,995	3,302,501
South Carolina Public Service Authority, RB
Series A, 4.00%, 12/01/43	3,000	2,876,090
Series A, 5.25%, 12/01/49	6,455	6,952,120
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/51	5,575	5,797,622
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 4.60%, 07/01/49	2,350	2,327,566
		40,027,282
South Dakota — 0.6%
South Dakota Housing Development Authority, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.70%, 11/01/49	4,560	4,576,420
Tennessee — 0.5%
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.50%, 07/01/41	1,875	2,037,958
Series B, AMT, 5.50%, 07/01/42	2,000	2,166,699
		4,204,657
Texas — 12.1%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,420	1,427,749
7.88%, 11/01/62	1,195	1,239,720
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.25%, 03/01/49	3,410	3,685,660
Series A, 4.00%, 03/01/44	5,590	5,462,106
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	635	620,618
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	1,295	1,296,905
Series B, AMT, 5.50%, 07/15/37	1,335	1,435,092
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	702,479
City of Houston Texas, GOL, Series A, 4.13%, 03/01/51	2,000	1,914,843
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	695	768,389
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	1,665	1,615,627
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Junior Lien, 5.00%, 02/01/44	4,500	4,760,346
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	1,320	1,322,702
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Crowley Independent School District, GO, (PSF-GTD), 5.00%, 02/01/48	$4,240	$ 4,502,218
East Montgomery County Improvement District Sales Tax Revenue, RB, (AGC), 5.25%, 08/15/49	1,065	1,152,170
Galveston Independent School District, GO, (PSF- GTD), 4.00%, 02/01/47	8,075	7,752,932
Harris County Flood Control District, Refunding GOL, Series A, Sustainability Bonds, 4.00%, 09/15/48	2,500	2,386,447
Hays Consolidated Independent School District, GO, (PSF-GTD), 5.00%, 02/15/48	8,000	8,449,731
Houston Independent School District, Refunding GOL, (PSF-GTD), 5.00%, 02/15/42	10,000	10,222,142
Hutto Independent School District, GO, (PSF-GTD), 5.00%, 08/01/48	300	319,257
Klein Independent School District, GO, (PSF-GTD), 4.00%, 08/01/47	5,000	4,858,571
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(g)	5,810	3,459,471
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,385	1,286,522
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/39	5,000	5,190,885
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	1,025	975,709
1st Lien, 5.00%, 10/01/48	2,195	2,333,223
Princeton Independent School District, GO, (PSF- GTD), 5.25%, 02/15/48	3,000	3,245,420
Rockwall Independent School District, GO, (PSF-GTD), 4.00%, 02/15/49	2,500	2,379,797
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	960	876,517
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	748,525
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	5,560	5,917,920
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	3,335	3,696,415
Waller Consolidated Independent School District, GO, Series A, (PSF-GTD), 4.00%, 02/15/48	2,540	2,417,786
		98,423,894
Utah — 2.5%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	480	484,783
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/36	3,475	3,559,051
Series A, AMT, 5.00%, 07/01/42	1,000	1,010,912
Series A, AMT, 5.00%, 07/01/43	3,490	3,542,629
Series A, AMT, 5.00%, 07/01/48	3,140	3,171,056
Series A, AMT, 5.25%, 07/01/48	8,430	8,682,171
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	190	184,198
		20,634,800
Virginia — 0.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,030	2,921,956
Security	Par (000)	Value
Washington — 0.9%
Port of Seattle Washington, Refunding ARB
AMT, Intermediate Lien, 5.00%, 08/01/47	$4,350	$ 4,492,094
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	2,885	3,051,947
		7,544,041
Wisconsin — 2.9%
Public Finance Authority, RB
Class A, 4.25%, 06/15/31(b)	270	247,060
Class A, 5.00%, 06/15/41(b)	895	793,477
Class A, 5.00%, 06/15/51(b)	590	495,262
Class A, 6.00%, 06/15/52	450	440,555
Class A, 6.13%, 06/15/57	505	499,227
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	845	797,363
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	7,350	7,577,871
4.00%, 12/01/46	5,130	4,818,566
4.00%, 12/01/51	3,000	2,770,764
Series A, 5.00%, 11/15/36	4,140	4,198,018
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	1,080	1,107,809
		23,745,972
Total Municipal Bonds — 122.5% (Cost: $958,970,885)		992,489,328
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.5%
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, Series B, 5.00%, 11/15/46	11,790	11,845,786
California — 2.7%
Los Angeles Unified School District, GO, Series QRR, Sustainability Bonds, 5.25%, 07/01/47	9,750	10,715,569
State of California, Refunding GO, 5.00%, 04/01/45	10,500	11,004,898
		21,720,467
District of Columbia — 1.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/43	9,800	9,988,571
Florida — 3.1%
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/49	14,090	14,516,683
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	10,500	10,549,681
		25,066,364
Illinois — 7.1%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB
Series A, 5.00%, 12/01/49	7,155	7,534,057
Series A, Second Lien, (BAM), 5.00%, 12/01/46	10,000	10,528,195
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 07/15/42	20,000	20,465,187

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	$8,000	$ 8,301,032
Series A, 5.00%, 01/01/46	10,470	11,048,012
		57,876,483
Nebraska — 1.2%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/47	8,975	9,525,625
New Jersey — 1.1%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	8,220	8,831,498
New York — 10.0%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	7,790	8,502,367
5.00%, 03/15/43	10,000	10,820,212
5.00%, 03/15/44	8,280	8,914,943
New York City Municipal Water Finance Authority, RB, Series AA, Class 1, Subordinate, 5.25%, 06/15/53	11,442	12,450,309
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	12,040	13,169,452
Series D-1, 5.50%, 11/01/45	5,900	6,542,017
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/41	9,795	10,136,725
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, Sustainability Bonds, 5.25%, 05/15/47	9,810	10,658,505
		81,194,530
Ohio — 1.9%
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	15,025	15,250,425
Pennsylvania — 1.7%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	13,550	13,803,285
Texas — 2.6%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series E, 5.25%, 02/01/49	10,323	11,242,081
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	9,480	9,948,299
		21,190,380
Washington — 5.1%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	15,500	15,594,173
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	10,665	11,421,375
State of Washington, GO, Series A-3, 5.00%, 08/01/47	13,395	14,204,674
		41,220,222
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.2% (Cost: $312,595,237)		317,513,636
Total Long-Term Investments — 161.7% (Cost: $1,271,566,122)		1,310,002,964

Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(j)(k)	33,477,581	$ 33,480,929
Total Short-Term Securities — 4.1% (Cost: $33,480,490)		33,480,929
Total Investments — 165.8% (Cost: $1,305,046,612)		1,343,483,893
Liabilities in Excess of Other Assets — (1.9)%		(16,108,766)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.9)%		(160,855,948)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.0)%		(356,167,522)
Net Assets Applicable to Common Shares — 100.0%		$ 810,351,657

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	When-issued security.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 10,785,305	$ 22,695,624 (a)	$ —	$ 422	$ (422)	$ 33,480,929	33,477,581	$ 247,900	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 992,489,328	$ —	$ 992,489,328
Municipal Bonds Transferred to Tender Option Bond Trusts	—	317,513,636	—	317,513,636
Short-Term Securities
Money Market Funds	33,480,929	—	—	33,480,929
	$33,480,929	$1,310,002,964	$—	$1,343,483,893
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(159,644,715)	$—	$(159,644,715)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)
	$—	$(516,044,715)	$—	$(516,044,715)

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	BTA	MUA	MUI	MYD
ASSETS
Investments, at value — unaffiliated(a)	$ 221,356,912	$ 622,961,049	$ 565,489,180	$ 866,682,015
Investments, at value — affiliated(b)	1,076,825	5,535,177	6,851,258	24,826,913
Receivables:
Investments sold	10,075	665,519	1,019,200	—
TOB Trust	—	—	—	5,998,980
Dividends — unaffiliated	—	—	14,600	—
Dividends — affiliated	1,460	7,951	7,751	22,228
Interest — unaffiliated	2,226,252	6,036,042	5,951,025	8,785,016
Unrealized appreciation on unfunded commitments	—	2,265,027	—	—
Prepaid expenses	134,878	373,070	717,838	238,150
Total assets	224,806,402	637,843,835	580,050,852	906,553,302
ACCRUED LIABILITIES
Bank overdraft	18,674	8,186	16,918	71,312
Payables:
Investments purchased	595,851	1,921,777	2,489,340	13,806,251
TOB Trust	—	—	—	6,951,926
Accounting services fees	14,925	49,538	89,877	61,191
Custodian fees	1,604	3,916	9,202	4,992
Income dividend distributions — Common Shares	665,275	2,135,544	1,979,784	2,492,476
Interest expense and fees	45,874	89,331	605,994	717,666
Investment advisory fees	118,219	293,261	266,101	371,960
Directors’ and Officer’s fees	26,306	2,881	565,240	319,837
Other accrued expenses	65,115	133,451	52,410	184,978
Professional fees	21,814	30,728	16,054	1,046
Reorganization costs	27,656	13,671	171,918	27,265
Transfer agent fees	9,027	22,364	—	9,204
Total accrued liabilities	1,610,340	4,704,648	6,262,838	25,020,104
OTHER LIABILITIES
TOB Trust Certificates	6,915,013	9,840,000	96,419,867	90,563,079
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	75,693,982	174,942,760	—	251,147,112
Total other liabilities	82,608,995	184,782,760	96,419,867	341,710,191
Total liabilities	84,219,335	189,487,408	102,682,705	366,730,295
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 140,587,067	$ 448,356,427	$ 477,368,147	$ 539,823,007
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 155,141,426	$ 511,433,669	$ 567,478,726	$ 608,802,150
Accumulated loss	(14,554,359)	(63,077,242)	(90,110,579)	(68,979,143)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 140,587,067	$ 448,356,427	$ 477,368,147	$ 539,823,007
Net asset value per Common Share	$ 10.46	$ 11.65	$ 13.26	$ 11.80
(a) Investments, at cost—unaffiliated	$221,869,999	$639,288,273	$547,171,969	$844,376,695
(b) Investments, at cost—affiliated	$1,076,822	$5,535,177	$6,851,258	$24,826,741
(c) Preferred Shares outstanding	760	1,750	—	2,514
(d) Preferred Shares authorized	Unlimited	1,750	—	2,514
(e) Par value per Preferred Share	$0.001	$0.10	—	$0.10
(f) Common Shares outstanding	13,439,892	38,478,279	35,996,073	45,733,511
(g) Common Shares authorized	Unlimited	199,998,250	200,000,000	199,997,486
(h) Par value per Common Share	$0.001	$0.10	$0.10	$0.10
See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
January 31, 2025

	MQY	MYI
ASSETS
Investments, at value — unaffiliated(a)	$ 1,425,823,442	$ 1,310,002,964
Investments, at value — affiliated(b)	29,836,872	33,480,929
Cash pledged for futures contracts	952,000	—
Receivables:
Investments sold	20,000	4,372,612
Dividends — affiliated	43,886	27,900
Interest — unaffiliated	14,394,079	14,156,802
Variation margin on futures contracts	130,861	—
Prepaid expenses	608,030	309,355
Total assets	1,471,809,170	1,362,350,562
ACCRUED LIABILITIES
Bank overdraft	67,655	4,300,316
Payables:
Investments purchased	—	25,827,533
Accounting services fees	85,955	80,674
Custodian fees	8,352	6,423
Income dividend distributions — Common Shares	4,166,350	3,688,932
Interest expense and fees	647,021	1,211,233
Investment advisory fees	618,012	559,720
Directors’ and Officer’s fees	299,720	464,025
Other accrued expenses	338,943	8,868
Professional fees	10,296	34,735
Reorganization costs	31,183	—
Transfer agent fees	11,625	4,209
Total accrued liabilities	6,285,112	36,186,668
OTHER LIABILITIES
TOB Trust Certificates	95,444,602	159,644,715
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	449,415,232	356,167,522
Total other liabilities	544,859,834	515,812,237
Total liabilities	551,144,946	551,998,905
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 920,664,224	$ 810,351,657
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 1,019,604,377	$ 861,244,346
Accumulated loss	(98,940,153)	(50,892,689)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 920,664,224	$ 810,351,657
Net asset value per Common Share	$ 12.82	$ 12.19
(a) Investments, at cost—unaffiliated	$1,388,333,194	$1,271,566,122
(b) Investments, at cost—affiliated	$29,836,531	$33,480,490
(c) Preferred Shares outstanding	4,503	3,564
(d) Preferred Shares authorized	16,755	26,364
(e) Par value per Preferred Share	$0.10	$0.10
(f) Common Shares outstanding	71,833,617	66,467,251
(g) Common Shares authorized	199,983,245	199,973,636
(h) Par value per Common Share	$0.10	$0.10
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	BTA	MUA	MUI	MYD
INVESTMENT INCOME
Dividends — unaffiliated	$—	$—	$14,600	$—
Dividends — affiliated	28,203	93,779	1,388,926	267,408
Interest — unaffiliated	5,512,950	16,910,607	19,879,267	19,854,257
Total investment income	5,541,153	17,004,386	21,282,793	20,121,665
EXPENSES
Investment advisory	723,655	1,772,841	2,523,615	2,215,494
Liquidity fees	118,019	647,227	3,592	395,307
Professional	34,042	55,730	47,940	38,419
Reorganization	28,066	40,937	188,620	40,289
Remarketing fees on Preferred Shares	18,637	88,019	3,527	61,651
Transfer agent	16,909	27,227	44,667	41,231
Accounting services	14,338	48,649	87,027	59,373
Directors and Officer	6,152	14,187	53,708	31,359
Registration	4,293	6,769	12,456	7,962
Printing and postage	1,996	4,105	2,538	2,947
Custodian	1,768	3,871	9,508	5,161
Miscellaneous	35,869	103,152	65,074	37,906
Total expenses excluding interest expense, fees and amortization of offering costs	1,003,744	2,812,714	3,042,272	2,937,099
Interest expense, fees and amortization of offering costs(a)	1,557,158	3,093,557	2,969,499	6,105,641
Total expenses	2,560,902	5,906,271	6,011,771	9,042,740
Less:
Fees waived and/or reimbursed by the Manager	(993)	(29,516)	(130,581)	(51,534)
Total expenses after fees waived and/or reimbursed	2,559,909	5,876,755	5,881,190	8,991,206
Net investment income	2,981,244	11,127,631	15,401,603	11,130,459
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	197,367	(1,634,289)	16,340,625	(128,756)
Investments — affiliated	47	1,104	2,013	—
Futures contracts	—	—	—	(1,457,158)
	197,414	(1,633,185)	16,342,638	(1,585,914)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,950,166)	(4,594,845)	(23,680,363)	(10,650,106)
Investments — affiliated	(47)	(1,104)	(2,013)	—
Futures contracts	—	—	—	709,550
Unfunded commitments	—	(1,092,214)	—	—
	(2,950,213)	(5,688,163)	(23,682,376)	(9,940,556)
Net realized and unrealized loss	(2,752,799)	(7,321,348)	(7,339,738)	(11,526,470)
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$228,445	$3,806,283	$8,061,865	$(396,011)
(a) Related to TOB Trusts and/or VRDP Shares.
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited) (continued)
Six Months Ended January 31, 2025

	MQY	MYI
INVESTMENT INCOME
Dividends — affiliated	$350,062	$247,900
Interest — unaffiliated	32,902,438	29,320,843
Total investment income	33,252,500	29,568,743
EXPENSES
Investment advisory	3,705,585	3,356,754
Liquidity fees	1,790,602	—
Remarketing fees on Preferred Shares	170,108	—
Accounting services	83,337	78,343
Transfer agent	58,403	51,728
Reorganization	56,953	145
Professional	50,893	48,891
Directors and Officer	41,642	46,184
Registration	12,545	11,574
Custodian	8,598	6,462
Printing and postage	2,206	6,988
Miscellaneous	42,159	39,154
Total expenses excluding interest expense, fees and amortization of offering costs	6,023,031	3,646,223
Interest expense, fees and amortization of offering costs(a)	8,883,146	10,006,809
Total expenses	14,906,177	13,653,032
Less:
Fees waived and/or reimbursed by the Manager	(122,172)	(307,693)
Total expenses after fees waived and/or reimbursed	14,784,005	13,345,339
Net investment income	18,468,495	16,223,404
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(432,892)	(623,401)
Investments — affiliated	202	422
Futures contracts	(1,446,160)	—
	(1,878,850)	(622,979)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(19,983,016)	(15,208,873)
Investments — affiliated	(201)	(422)
Futures contracts	646,696	—
	(19,336,521)	(15,209,295)
Net realized and unrealized loss	(21,215,371)	(15,832,274)
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$(2,746,876)	$391,130
(a) Related to TOB Trusts and/or VRDP Shares.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	BTA		MUA
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$2,981,244	$5,500,586	$11,127,631	$19,062,245
Net realized gain (loss)	197,414	(3,174,024)	(1,633,185)	(7,205,538)
Net change in unrealized appreciation (depreciation)	(2,950,213)	9,600,909	(5,688,163)	34,287,730
Net increase in net assets applicable to Common Shareholders resulting from operations	228,445	11,927,471	3,806,283	46,144,437
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(3,830,369)(b)	(5,984,962)	(12,809,174)(b)	(20,323,141)
Return of capital	—	(1,041,279)	—	(3,070,135)
Decrease in net assets resulting from distributions to Common Shareholders	(3,830,369)	(7,026,241)	(12,809,174)	(23,393,276)
CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—	—	376,723	—
Redemption of shares resulting from share repurchase program (including transaction costs)	—	—	—	(1,967,553)
Net increase (decrease) in net assets derived from capital share transactions	—	—	376,723	(1,967,553)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	(3,601,924)	4,901,230	(8,626,168)	20,783,608
Beginning of period	144,188,991	139,287,761	456,982,595	436,198,987
End of period	$140,587,067	$144,188,991	$448,356,427	$456,982,595

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	MUI		MYD
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$15,401,603	$31,796,675	$11,130,459	$21,075,328
Net realized gain (loss)	16,342,638	(22,941,762)	(1,585,914)	(21,004,028)
Net change in unrealized appreciation (depreciation)	(23,682,376)	27,518,665	(9,940,556)	23,857,595
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	8,061,865	36,373,578	(396,011)	23,928,895
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(19,797,840)(b)	(35,379,822)	(14,771,924)(b)	(23,370,610)
Return of capital	—	(6,174,248)	—	(2,584,211)
Decrease in net assets resulting from distributions to Common Shareholders	(19,797,840)	(41,554,070)	(14,771,924)	(25,954,821)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(9,262,292)	—	(6,452,972)
Repurchase of shares resulting from tender offers	(460,353,765)	—	—	—
Net decrease in net assets derived from capital share transactions	(460,353,765)	(9,262,292)	—	(6,452,972)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(472,089,740)	(14,442,784)	(15,167,935)	(8,478,898)
Beginning of period	949,457,887	963,900,671	554,990,942	563,469,840
End of period	$477,368,147	$949,457,887	$539,823,007	$554,990,942

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	MQY		MYI
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$18,468,495	$36,271,587	$16,223,404	$30,745,740
Net realized loss	(1,878,850)	(32,894,509)	(622,979)	(14,519,065)
Net change in unrealized appreciation (depreciation)	(19,336,521)	39,136,710	(15,209,295)	22,145,941
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(2,746,876)	42,513,788	391,130	38,372,616
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(24,998,098)(b)	(40,219,409)	(22,133,594)(b)	(34,333,732)
Return of capital	—	(5,711,984)	—	(6,058,522)
Decrease in net assets resulting from distributions to Common Shareholders	(24,998,098)	(45,931,393)	(22,133,594)	(40,392,254)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(8,490,029)	—	(10,490,104)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(27,744,974)	(11,907,634)	(21,742,464)	(12,509,742)
Beginning of period	948,409,198	960,316,832	832,094,121	844,603,863
End of period	$920,664,224	$948,409,198	$810,351,657	$832,094,121

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited)
Six Months Ended January 31, 2025

	BTA	MUA	MUI	MYD
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$228,445	$3,806,283	$8,061,865	$(396,011)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	30,084,006	93,823,133	685,444,561	85,619,020
Purchases of long-term investments	(32,625,483)	(103,064,866)	(77,399,045)	(112,583,963)
Net proceeds from sales (purchases) of short-term securities	2,096,295	7,211,299	368,589,457	(8,275,933)
Amortization of premium and accretion of discount on investments and other fees	(414,825)	(2,609,626)	171,327	(614,405)
Net realized (gain) loss on investments	(197,414)	1,633,185	(16,342,638)	128,756
Net unrealized depreciation on investments	2,950,213	5,688,163	23,682,376	10,650,106
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	7,644	14,080	190,298	8,907
Dividends — unaffiliated	—	—	(14,600)	—
Interest — unaffiliated	(2,241)	404,673	6,434,274	(350,189)
Prepaid expenses	(92,576)	90,944	(503,079)	(188,445)
Deferred offering costs.	—	11,866	—	—
Increase (Decrease) in Liabilities
Payables
Accounting services fees	7,131	24,294	43,156	29,479
Custodian fees	939	1,939	4,875	2,643
Interest expense and fees	16,321	50,838	280,705	53,997
Investment advisory fees	(2,781)	(1,133)	(453,241)	10,401
Directors’ and Officer’s fees	1,141	(41)	(23,186)	(15,367)
Other accrued expenses	50,693	(8,579)	28,288	167,678
Professional fees	(13,067)	2,755	(38,706)	(52,366)
Proxy fees	—	—	(217,205)	—
Reorganization costs	27,656	13,671	(108,462)	27,265
Transfer agent fees	649	(3,991)	(20,185)	(17,306)
Variation margin on futures contracts	—	—	(137,913)	(170,815)
Net cash provided by (used for) operating activities	2,122,746	7,088,887	997,672,922	(25,966,548)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(3,749,729)	(12,430,656)	(21,777,624)	(14,680,457)
Repayments of TOB Trust Certificates	(1,089,349)	—	—	106,929
Payments on redemption of VRDP Shares	—	—	(561,700,000)	—
Net payments on Common Shares redeemed	—	—	(460,353,765)	—
Proceeds from TOB Trust Certificates	2,690,767	5,340,000	44,929,992	40,071,004
Increase (decrease) in bank overdraft	15,808	(988)	(3,588)	(79,760)
Amortization of deferred offering costs	9,757	2,757	288,063	10,832
Net cash provided by (used for) for financing activities	(2,122,746)	(7,088,887)	(998,616,922)	25,428,548
CASH
Net decrease in restricted and unrestricted cash	—	—	(944,000)	(538,000)
Restricted and unrestricted cash at beginning of period	—	—	944,000	538,000
Restricted and unrestricted cash at end of period	$—	$—	$—	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,531,080	$3,039,962	$2,400,731	$6,040,812
NON-CASH FINANCING ACTIVITIES
Reinvestment of common distributions	$—	$376,723	$—	$—
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited) (continued)
Six Months Ended January 31, 2025

	MQY	MYI
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$(2,746,876)	$391,130
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	194,864,479	132,589,038
Purchases of long-term investments	(204,813,563)	(131,506,392)
Net purchases of short-term securities	(12,083,559)	(22,695,624)
Amortization of premium and accretion of discount on investments and other fees	(1,454,701)	(1,006,247)
Net realized loss on investments	432,690	622,979
Net unrealized depreciation on investments	19,983,217	15,209,295
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(9,157)	4,006
Interest — unaffiliated	(500,595)	(398,163)
Variation margin on futures contracts	(130,861)	—
Prepaid expenses	(219,081)	36,098
Increase (Decrease) in Liabilities
Payables
Accounting services fees	41,355	38,912
Custodian fees	4,400	3,265
Interest expense and fees	95,120	64,153
Investment advisory fees	7,588	64,422
Directors’ and Officer’s fees	(1,015)	(21,568)
Other accrued expenses	(5,929)	(58)
Professional fees	(22,691)	(19,049)
Reorganization costs	31,183	—
Transfer agent fees	(28,247)	(22,970)
Variation margin on futures contracts	(271,820)	—
Net cash used for operating activities	(6,828,063)	(6,646,773)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(24,998,098)	(22,133,594)
Repayments of TOB Trust Certificates	(2,940,339)	(1,335,000)
Proceeds from TOB Trust Certificates	34,730,411	25,814,733
Increase in bank overdraft	51,526	4,285,781
Amortization of deferred offering costs	40,563	14,853
Net cash provided by financing activities	6,884,063	6,646,773
CASH
Net increase in restricted and unrestricted cash	56,000	—
Restricted and unrestricted cash at beginning of period	896,000	—
Restricted and unrestricted cash at end of period	$952,000	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$8,747,463	$9,927,803
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged
Futures contracts	952,000	—
	$952,000	$—
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BTA
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$10.73	$10.36	$11.17	$11.10	$13.31	$11.20	$12.47
Net investment income(a)	0.22	0.41	0.46	0.15	0.65	0.67	0.60
Net realized and unrealized gain (loss)	(0.20)	0.48	(0.71)	0.08	(2.21)	2.05	(1.26)
Net increase (decrease) from investment operations	0.02	0.89	(0.25)	0.23	(1.56)	2.72	(0.66)
Distributions to Common Shareholders(b)
From net investment income	(0.29)(c)	(0.44)	(0.54)	(0.16)	(0.65)	(0.61)	(0.61)
Return of capital	—	(0.08)	(0.02)	—	—	—	—
Total distributions to Common Shareholders	(0.29)	(0.52)	(0.56)	(0.16)	(0.65)	(0.61)	(0.61)
Net asset value, end of period	$10.46	$10.73	$10.36	$11.17	$11.10	$13.31	$11.20
Market price, end of period	$9.89	$10.41	$9.71	$12.10	$10.43	$13.20	$10.92
Total Return Applicable to Common Shareholders(d)
Based on net asset value	0.21%(e)	9.17%	(1.84)%	2.11%(e)	(12.33)%	24.80%	(5.70)%
Based on market price	(2.34)%(e)	13.01%	(15.07)%	17.71%(e)	(16.93)%	26.94%	(3.49)%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.52%(g)(h)(i)	3.83%	3.50%	2.31%(g)(j)	1.72%	1.73%	2.54%
Total expenses after fees waived and/or reimbursed	3.52%(g)(h)(i)	3.81%	3.49%	2.31%(g)(j)	1.72%	1.73%	2.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs(k)(l)	1.35%(g)	1.19%	1.17%	1.16%(g)(j)	1.15%	1.14%	1.13%
Net investment income to Common Shareholders	4.12%(g)	4.01%	4.47%	5.49%(g)	4.95%	5.32%	4.71%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$140,587	$144,189	$139,288	$150,113	$149,157	$178,752	$150,344
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$76,000	$76,000	$76,000	$76,000	$76,000	$76,000	$76,000
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$269,556 (m)	$277,323 (m)	$260,549 (m)	$239,633 (m)	$296,259 (n)	$335,200 (n)	$297,821 (n)
TOB Trust Certificates, end of period (000)	$6,915	$5,314	$10,757	$31,506	$31,735	$38,607	$36,908
Asset coverage per $1,000 of TOB Trust Certificates, end of period(o)	$32,277	$42,376	$20,983	$8,166	N/A	N/A	N/A
Portfolio turnover rate	12%	22%	20%	8%	17%	27%	34%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.54% and 3.54%, respectively.

(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.50% and 3.50%, respectively.
(j)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.40%, 2.39% and 1.24%, respectively.

(k)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(l)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Expense ratios	1.16%	1.18%	1.16%	1.15%	1.14%	1.13%	1.12%

(m)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MUA
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$11.89	$11.28	$12.53	$12.42	$14.77	$12.83	$14.14
Net investment income(a)	0.29	0.50	0.50	0.15	0.57	0.62	0.63
Net realized and unrealized gain (loss)	(0.20)	0.72	(1.04)	0.10	(2.20)	1.96	(1.29)
Net increase (decrease) from investment operations	0.09	1.22	(0.54)	0.25	(1.63)	2.58	(0.66)
Distributions to Common Shareholders(b)
From net investment income	(0.33)(c)	(0.53)	(0.50)	(0.14)	(0.58)	(0.64)	(0.63)
From net realized gain	—	—	(0.18)	—	(0.14)	—	(0.02)
Return of capital	—	(0.08)	(0.03)	—	—	—	—
Total distributions to Common Shareholders	(0.33)	(0.61)	(0.71)	(0.14)	(0.72)	(0.64)	(0.65)
Net asset value, end of period	$11.65	$11.89	$11.28	$12.53	$12.42	$14.77	$12.83
Market price, end of period	$11.05	$11.52	$10.24	$12.55	$11.90	$15.26	$12.48
Total Return Applicable to Common Shareholders(d)
Based on net asset value	0.81%(e)	11.58%	(3.85)%	2.00%(e)	(11.63)%	20.41%	(5.03)%
Based on market price	(1.31)%(e)	19.09%	(12.86)%	6.63%(e)	(18.05)%	27.89%	(12.80)%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	2.57%(g)(h)(i)	2.77%	2.58%	1.67%(g)(j)	0.98%	0.81%	0.98%
Total expenses after fees waived and/or reimbursed	2.55%(g)(h)(i)	2.74%	2.57%	1.67%(g)(j)	0.98%	0.80%	0.98%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs(k)(l)	1.20%(g)	0.97%	0.89%	0.88%(g)(j)	0.77%	0.71%	0.69%
Net investment income to Common Shareholders	4.85%(g)	4.41%	4.33%	4.75%(g)	3.90%	4.39%	4.43%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$448,356	$456,983	$436,199	$481,717	$475,526	$552,373	$463,431
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$175,000	$175,000	$175,000	$175,000	$175,000	$—	$—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$342,565 (m)	$354,586 (m)	$334,645	$321,536	$371,729 (n)	$—	$—
TOB Trust Certificates, end of period (000)	$9,840	$4,500	$10,897	$42,444	$41,712	$68,781	$69,232
Asset coverage per $1,000 of TOB Trust Certificates, end of period(o)	$64,343	$141,427	$57,083	$16,471	N/A	N/A	N/A
Portfolio turnover rate	14%	18%	21%	5%	24%	19%	21%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.56% and 2.54%, respectively.
(i)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.57% and 2.56%, respectively.

(j)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.69%, 1.69% and 0.90%, respectively.

(k)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(l)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Expense ratios	0.88%	0.86%	0.88%	0.88%	0.77%	0.71%

(m)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MUI
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$13.19	$13.23	$13.64	$13.45	$16.11	$14.62	$15.40
Net investment income(a)	0.27	0.44	0.46	0.14	0.56	0.64	0.56
Net realized and unrealized gain (loss)	0.13	0.10	(0.40)	0.21	(2.57)	1.48	(0.81)
Net increase (decrease) from investment operations	0.40	0.54	0.06	0.35	(2.01)	2.12	(0.25)
Distributions to Common Shareholders(b)
From net investment income	(0.33)(c)	(0.49)	(0.45)	(0.16)	(0.65)	(0.63)	(0.53)
Return of capital	—	(0.09)	(0.02)	—	—	—	—
Total distributions to Common Shareholders	(0.33)	(0.58)	(0.47)	(0.16)	(0.65)	(0.63)	(0.53)
Net asset value, end of period	$13.26	$13.19	$13.23	$13.64	$13.45	$16.11	$14.62
Market price, end of period	$12.22	$12.35	$11.47	$12.44	$12.26	$15.09	$13.13
Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.22%(e)	4.76%	1.05%	2.73%(e)	(12.79)%	15.08%	(1.41)%
Based on market price	1.60%(e)	13.13%	(3.95)%	2.79%(e)	(15.13)%	20.02%	(1.56)%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	1.54%(g)(h)(i)	3.97%(j)	3.46%(k)	2.25%(g)(l)	1.67%(m)	1.58%	2.31%
Total expenses after fees waived and/or reimbursed	1.50%(g)(h)(i)	3.94%(j)	3.45%(k)	2.25%(g)(l)	1.67%(m)	1.58%	2.31%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs(n)(o)	0.71%(g)	1.07%(j)	1.03%(k)	1.07%(g)(l)	1.02%(m)	0.98%	0.97%
Net investment income	4.00%(g)	3.40%	3.54%	4.06%(g)	3.63%	4.05%	3.59%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$477,368	$949,458	$963,901	$1,007,256	$993,657	$617,032	$559,934
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$—	$561,700	$561,700	$561,700	$561,700	$—	$—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$—	$254,839 (p)	$249,597 (p)	$237,229 (p)	$276,902 (p)	$—	$—
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$—	$—	$—	$—	$—	$287,100	$287,100
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$—	$—	$—	$—	$—	$314,919 (q)	$295,031 (q)
TOB Trust Certificates, end of period (000)	$96,420	$51,490	$82,631	$172,298	$180,858	$93,069	$92,014
Asset coverage per $1,000 of TOB Trust Certificates, end of period(r)	$5,951	$30,343	$19,459	$10,104	N/A	N/A	N/A
Portfolio turnover rate	9%	40%	47%	14%	25%	13%	20%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.51% and 1.48%, respectively.
(i)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.56% and 1.53%, respectively.

(j)
Includes non-recurring expenses of reorganization and proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 3.88%, 3.85% and 0.98%, respectively.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(k)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs, would have been 3.43%, 3.42% and 1.00%, respectively.

(l)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.27%, 2.27% and 1.08%, respectively.

(m)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs, would have been 1.62%, 1.61% and 0.96%, respectively

(n)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(o)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Expense ratios	0.71%	1.06%	1.02%	1.07%	1.02%	0.98%	0.97%

(p)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(q)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(r)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP
Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MYD
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$12.14	$12.14	$12.73	$12.62	$15.26	$13.38	$14.56
Net investment income(a)	0.24	0.46	0.46	0.14	0.64	0.69	0.66
Net realized and unrealized gain (loss)	(0.26)	0.11	(0.56)	0.12	(2.63)	1.86	(1.16)
Net increase (decrease) from investment operations	(0.02)	0.57	(0.10)	0.26	(1.99)	2.55	(0.50)
Distributions to Common Shareholders(b)
From net investment income	(0.32)(c)	(0.51)	(0.42)	(0.15)	(0.65)	(0.67)	(0.68)
Return of capital	—	(0.06)	(0.07)	—	—	—	—
Total distributions to Common Shareholders	(0.32)	(0.57)	(0.49)	(0.15)	(0.65)	(0.67)	(0.68)
Net asset value, end of period	$11.80	$12.14	$12.14	$12.73	$12.62	$15.26	$13.38
Market price, end of period	$10.68	$10.99	$10.50	$11.72	$11.43	$14.62	$12.29
Total Return Applicable to Common Shareholders(d)
Based on net asset value	0.06%(e)	5.50%	(0.08)%	2.21%(e)	(13.39)%	19.61%	(3.66)%
Based on market price	0.04%(e)	10.43%	(6.13)%	3.90%(e)	(18.13)%	24.76%	(8.94)%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.25%(g)(h)(i)	3.18%	2.75%	1.87%(g)(j)	1.35%	1.36%	2.07%
Total expenses after fees waived and/or reimbursed	3.23%(g)(h)(i)	3.15%	2.75%	1.87%(g)(j)	1.35%	1.36%	2.07%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(k)(l)	1.02%(g)	0.83%	0.85%	0.89%(g)(j)	0.86%	0.87%	0.85%
Net investment income to Common Shareholders	4.00%(g)	3.87%	3.86%	4.47%(g)	4.26%	4.66%	4.49%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$539,823	$554,991	$563,470	$597,369	$592,131	$715,876	$627,798
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$251,400	$251,400	$251,400	$251,400	$251,400	$251,400	$251,400
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$257,860 (m)	$283,324 (m)	$310,951 (m)	$262,525 (m)	$335,533 (n)	$384,756 (n)	$349,719 (n)
TOB Trust Certificates, end of period (000)	$90,563	$51,338	$15,710	$116,156	$137,078	$145,316	$147,785
Asset coverage per $1,000 of TOB Trust Certificates, end of period(o)	$9,734	$16,702	$52,852	$8,305	N/A	N/A	N/A
Portfolio turnover rate	10%	43%	46%	4%	14%	14%	19%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.25% and 3.23%, respectively.

(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.24% and 3.22%, respectively.
(j)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.89%, 1.89% and 0.91%, respectively

(k)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(l)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Expense ratios	0.86%	0.82%	0.84%	0.88%	0.85%	0.86%	0.85%

(m)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MQY
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$13.20	$13.22	$13.89	$13.74	$16.57	$14.79	$15.67
Net investment income(a)	0.26	0.50	0.54	0.16	0.72	0.75	0.67
Net realized and unrealized gain (loss)	(0.29)	0.12	(0.64)	0.17	(2.79)	1.80	(0.91)
Net increase (decrease) from investment operations	(0.03)	0.62	(0.10)	0.33	(2.07)	2.55	(0.24)
Distributions to Common Shareholders(b)
From net investment income	(0.35)(c)	(0.56)	(0.51)	(0.18)	(0.76)	(0.77)	(0.64)
Return of capital	—	(0.08)	(0.06)	—	—	—	—
Total distributions to Common Shareholders	(0.35)	(0.64)	(0.57)	(0.18)	(0.76)	(0.77)	(0.64)
Net asset value, end of period	$12.82	$13.20	$13.22	$13.89	$13.74	$16.57	$14.79
Market price, end of period	$11.88	$12.39	$11.86	$13.12	$12.80	$15.92	$13.88
Total Return Applicable to Common Shareholders(d)
Based on net asset value	(0.14)%(e)	5.38%(f)	(0.11)%	2.44%(e)	(12.93)%	17.56%	(1.44)%
Based on market price	(1.41)%(e)	10.25%	(5.12)%	3.86%(e)	(15.58)%	20.35%	3.60%
Ratios to Average Net Assets Applicable to Common Shareholders(g)
Total expenses	3.13%(h)(i)(j)	3.20%	2.85%	1.90%(h)(k)	1.33%	1.48%(l)	2.20%
Total expenses after fees waived and/or reimbursed	3.10%(h)(i)(j)	3.17%	2.85%	1.90%(h)(k)	1.33%	1.47%(l)	2.20%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs(m)(n)	1.23%(h)	0.88%	0.86%	0.89%(h)(k)	0.85%	0.95%(l)	0.90%
Net investment income to Common Shareholders	3.89%(h)	3.90%	4.11%	4.84%(h)	4.45%	4.64%	4.15%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$920,664	$948,409	$960,317	$1,017,461	$1,006,613	$1,212,632	$454,276
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$450,300	$450,300	$450,300	$450,300	$450,300	$450,300	$176,600
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$268,699 (o)	$284,531 (o)	$289,952 (o)	$253,932 (o)	$323,543 (p)	$369,294 (p)	$357,235 (p)
TOB Trust Certificates, end of period (000)	$95,445	$63,655	$55,257	$210,679	$230,928	$268,075	$129,475
Asset coverage per $1,000 of TOB Trust Certificates, end of period(q)	$15,355	$22,959	$26,527	$7,966	N/A	N/A	N/A
Portfolio turnover rate	13%	39%	37%	8%	17%	8%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.14% and 3.11%, respectively.

(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.12% and 3.10%, respectively.
(k)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.92%, 1.92% and 0.92%, respectively.

(l)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost would have been 1.42%, 1.41% and 0.90%, respectively.

(m)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(n)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Expense ratios	0.82%	0.82%	0.86%	0.89%	0.85%	0.94%	0.90%

(o)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(p)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(q)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MYI
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$12.52	$12.51	$13.04	$15.64	$15.03	$14.81
Net investment income(a)	0.24	0.46	0.47	0.60	0.64	0.58
Net realized and unrealized gain (loss)	(0.24)	0.16	(0.49)	(2.58)	0.57	0.17
Net increase (decrease) from investment operations	—	0.62	(0.02)	(1.98)	1.21	0.75
Distributions to Common Shareholders(b)
From net investment income	(0.33)(c)	(0.52)	(0.51)	(0.62)	(0.60)	(0.53)
Return of capital	—	(0.09)	(0.00)(d)	—	—	—
Total distributions to Common Shareholders	(0.33)	(0.61)	(0.51)	(0.62)	(0.60)	(0.53)
Net asset value, end of period	$12.19	$12.52	$12.51	$13.04	$15.64	$15.03
Market price, end of period	$11.20	$11.37	$11.13	$12.24	$15.12	$13.55
Total Return Applicable to Common Shareholders(e)
Based on net asset value	0.22%(f)	5.73%	0.48%	(12.66)%	8.55%	5.61%
Based on market price	1.40%(f)	7.92%	(4.76)%	(15.20)%	16.40%	4.92%
Ratios to Average Net Assets Applicable to Common Shareholders(g)
Total expenses	3.27%(h)	3.48%	3.15%	1.55%	1.37%	1.95%
Total expenses after fees waived and/or reimbursed	3.20%(h)	3.43%	3.15%	1.55%	1.37%	1.95%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs(i)(j)	0.80%(h)	0.83%	0.89%	1.14%	1.15%	1.12%
Net investment income to Common Shareholders	3.89%(h)	3.75%	3.80%	4.18%	4.22%	3.93%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$810,352	$832,094	$844,604	$888,808	$1,066,013	$1,024,515
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$356,400	$356,400	$356,400	$356,400	$356,400	$356,400
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$257,031 (k)	$269,274 (k)	$260,885 (k)	$248,593 (k)	$399,106 (l)	$387,462 (l)
TOB Trust Certificates, end of period (000)	$159,645	$135,165	$168,574	$241,747	$239,177	$233,968
Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$8,307	$9,791	$8,123	$6,150	N/A	N/A
Portfolio turnover rate	10%	24%	49%	15%	5%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)	Amount is less than $0.005 per share.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	0.80%	0.83%	0.89%	0.86%	0.85%	0.86%

(k)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(m)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:
Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Long-Term Municipal Advantage Trust	BTA	Delaware	Diversified
BlackRock MuniAssets Fund, Inc.	MUA	Maryland	Diversified
BlackRock Municipal Income Fund, Inc.	MUI	Maryland	Diversified
BlackRock MuniYield Fund, Inc.	MYD	Maryland	Diversified
BlackRock MuniYield Quality Fund, Inc.	MQY	Maryland	Diversified
BlackRock MuniYield Quality Fund III, Inc.	MYI	Maryland	Diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
On June 7, 2024, the Board approved the conversion of MUI from a registered closed-end management investment company listed on the New York Stock Exchange ("NYSE") to an unlisted, continuously offered registered closed-end management investment company that conducts periodic repurchases of its shares pursuant to Rule 23c-3 under the Investment Company Act of 1940 (sometimes referred to as an "interval fund") (the "Conversion"). The requisite approvals were obtained from the Fund’s shareholders at a special meeting of Shareholders held on September 30, 2024. The Conversion is expected to take place after the close of business on March 21, 2025 and the Fund will operate as an interval fund under the name BlackRock Municipal Credit Alpha Portfolio, Inc.
On January 20, 2025, the Board approved the reorganization of BTA into MUA, with MUA continuing as the surviving Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganization is expected to occur during the second half of 2025.
On January 20, 2025, the Board of Directors of each of BlackRock Investment Quality Municipal Trust, Inc. (BKN), BlackRock MuniYield Quality Fund II, Inc. (MQT), MYD and MQY each approved the reorganziation of BKN, MQT and MYD into MQY with MQY continuing as the surviving Fund. Subject to the requisite approvals by each fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to occur during the second half of 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Distributions to Preferred Shareholders are accrued and determined as described in Note 10.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each  Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund ’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.  As of period end, the Funds had the following unfunded commitments:
Fund Name	Investment Name	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
MUA	Puerto Rico Electric Power Authority, Series B-1	$3,579,629	$ 3,579,630	$3,821,325	$ 241,695
	Puerto Rico Electric Power Authority, Series B-2	17,327,946	17,327,946	19,351,278	2,023,332
					$ 2,265,027
Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. MUA, MYD, MQY and MYI management believes that a fund’s restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration,  trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations.  Amounts recorded within interest expense in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
BTA	$ 113,730	$ 13,475	$ 5,370	$ 132,575
MUA	148,193	20,192	4,997	173,382
MUI	1,215,550	139,551	48,390	1,403,491
MYD	1,209,310	152,207	50,054	1,411,571
MQY	1,219,911	149,508	55,186	1,424,605
MYI	2,372,433	280,547	83,202	2,736,182
For the six months ended January 31, 2025, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BTA	$ 12,509,322	$ 6,915,013	2.30% — 2.55%	$ 7,064,682	3.72%
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MUA	$ 16,156,937	$ 9,840,000	2.28% — 2.35%	$ 9,462,717	3.64%
MUI	166,699,363	96,419,867	2.28 — 2.55	77,373,458	3.60
MYD	143,572,338	90,563,079	2.28 — 2.35	77,784,557	3.60
MQY	176,731,302	95,444,602	2.27 — 2.35	78,150,589	3.61
MYI	317,513,636	159,644,715	2.25 — 2.40	148,867,608	3.64

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2025, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2025.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund, except BTA and MUI, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	MUA	MYD	MQY	MYI
Investment advisory fees	0.55%	0.50%	0.50%	0.50%
For such services, BTA pays the Manager a monthly fee of 1.00% at an annual rate equal to a percentage of the average weekly value of the Fund’s net assets.
For such services, MUI pays the Manager a monthly fee of 0.55% of (i) the average daily value of MUI’s net assets and (ii) the proceeds of any outstanding debt securities and borrowings used for leverage.
For purposes of calculating these fees, with respect to each Fund other than BTA, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

For purposes of calculating these fees, with respect to BTA, “net assets”mean the total assets of the Fund minus the sum of its accrued liabilities (which includes liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares).
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
BTA	$ 993
MUA	3,290
MUI	45,606
MYD	9,051
MQY	12,067
MYI	8,350
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. For the six months ended January 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund (except BTA), the Manager voluntarily agreed to waive a portion of its investment advisory fee attributable to each Fund’s outstanding preferred shares for each month in which the monthly dividend on the Fund’s preferred shares exceeds the calculated value of the Fund’s gross monthly income attributable to investments from the proceeds of the Fund’s preferred shares. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
MUI	$ 84,975
MYD	29,779
MQY	84,655
MYI	299,343
The Manager reimbursed MUA, MYD and MQY $26,226, $12,704 and $25,450 respectively, for reorganization costs.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
BTA	$ 27,675,084	$ 30,089,056
MUA	88,781,415	94,196,861
MUI	78,488,960	669,504,209
MYD	125,021,894	85,619,020
MQY	197,643,529	192,668,304
MYI	153,738,762	135,646,714
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
BTA	$ (13,025,803)
MUA	(44,664,450)
MUI	(114,995,680)
MYD	(83,975,813)
MQY	(124,229,158)
MYI	(79,028,928)
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BTA	$ 215,798,105	$ 6,896,735	$ (7,176,116)	$ (279,381)
MUA	633,362,946	24,139,375	(38,846,095)	(14,706,720)
MUI	458,783,222	21,344,907	(4,207,558)	17,137,349
MYD	778,330,074	29,793,817	(7,178,042)	22,615,775
MQY	1,322,478,870	48,720,821	(11,485,047)	37,235,774
MYI	1,144,907,438	45,860,138	(6,928,398)	38,931,740
9.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
10.
 CAPITAL SHARE TRANSACTIONS
Each Fund, except for BTA, is authorized to issue 200 million shares, all of which were initially classified as Common Shares. BTA is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for each Fund’s Preferred Shares outstanding is $0.10, except for BTA, which is $0.001. Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Common Shares
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:
	Six Months Ended	Year Ended
Fund Name	01/31/25	07/31/24
MUA	32,344	—
For the six months ended January 31, 2025, shares issued and outstanding remained constant for BTA. For the year ended July 31, 2024, shares issued and outstanding remained constant for BTA.
The Funds participated in an open market share repurchase program (the “Repurchase Program”) through November 30, 2024. From December 1, 2023 through November 30, 2024, each Fund could repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program had an accretive effect as shares were purchased at a discount to the Fund’s NAV. The Repurchase Program expired on November 30, 2024 and was not renewed.
For the period ended November 30, 2024, BTA did not repurchase any shares. For the year ended July 31, 2024, BTA did not repurchase any shares.
The total cost of the shares repurchased is reflected in each Fund’s Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:
	MUA
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	217,660	1,967,553

	MUI
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	875,847	9,262,292

	MYD
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	676,815	6,452,972

	MQY
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	799,712	8,490,029

	MYI
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	1,038,509	10,490,104
MUA filed a prospectus with the SEC allowing it to issue an additional 5,500,000 Common Shares through an equity shelf program (a "Shelf Offering"). Effective August 26, 2024, MUA is no longer actively engaged in a Shelf Offering and has no effective registration statement or current prospectus for the sale of Common Shares. During the period August 1, 2024 through August 26, 2024, MUA did not issue any Common Shares through its Shelf Offering.
Initial costs incurred by MUA in connection with its Shelf Offering were recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares were sold, a portion of the costs attributable to the shares sold were charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period were charged to expense.
In connection with the Conversion, MUI conducted a tender offer to purchase up to 50% of its outstanding common shares, at a price equal to 98% of the NAV per share on the business day after the tender offer expired. The results of the tender offer were as follows:
Commencement Date of Tender Offer Period	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
10/15/24	11/18/24	44,715,010	62.1%	35,996,072	50.0%	$12.7890	$460,353,765

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Preferred Shares
A Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a  Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VRDP Shares
The Funds (for purposes of this section, each a “VRDP Fund”) have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:
Fund Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BTA	10/29/15	760	$ 76,000,000	11/01/45
MUA	12/15/21	1,750	175,000,000	12/15/51
MYD	06/30/11	2,514	251,400,000	07/01/41
MQY	04/19/21	2,251	225,100,000	10/01/41
	06/05/24	2,252	225,200,000	06/01/54
MYI	05/19/11	3,564	356,400,000	06/01/41
Redemption Terms: A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.
Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:
	BTA	MUA	MYD	MQY	MYI
Expiration date	11/29/25	04/29/25	11/29/25	06/04/25	07/06/25
The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.
Remarketing: A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations.  During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.
Ratings: As of period end, the VRDP Shares were assigned the following ratings:
Fund Name	Moody’s Investors Service, Inc. Long-Term Ratings	Moody’s Investors Service, Inc. Short-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings	S&P Global Short-Term Ratings
BTA	Aa2	P-1	N/A	A-1
MUA	Aa2	P-1	N/A	A-1
MYD	Aa1	P-1	AA	A-1
MQY	Aa1	P-1	AA	A-1+
MYI	Aa1	N/A	AA	N/A
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and S&P Global Ratings. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.
Special Rate Period:   A VRDP Fund has commenced a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. As of period end, the following VRDP Funds have commenced/are set to commence a special rate period:
Fund Name	Commencement Date	Expiration Date as of Period Ended 01/31/25
MYI	06/22/22	06/18/25
The following VRDP Funds were in a special rate period that terminated during the reporting period:
Fund Name	Commencement Date	Termination Date
BTA	10/29/15	11/15/24
MUI	04/07/22	11/15/24
MYD	04/17/14	11/15/24
Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.
During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.
Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.
For the six months ended January 31, 2025, the annualized dividend rate for the VRDP Shares were as follows:
	BTA	MUA	MUI	MYD	MQY	MYI
Dividend rates	3.69%	3.31%	4.37%	3.70%	3.27%	4.04%
For the six months ended January 31, 2025, VRDP Shares issued and outstanding for BTA, MUA, MYD, MQY and MYI remained constant.
During the six months ended January 31, 2025, all issued and outstanding VRDP Shares for MUI were redeemed at a price equal to the liquidation preference of $100,000 per share.
Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Fund to the liquidity provider which, if any, were amortized over the life of the liquidity agreement.  Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.
Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:
Fund Name	Dividends	Deferred Offering Costs Amortization
BTA	$ 1,414,826	$ 9,757
MUA	2,917,418	2,757
MUI	1,557,510	8,498
MYD	4,683,238	10,832
MQY	7,417,978	40,563
MYI	7,255,773	14,854

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following items were noted:
The Funds declared and paid or will pay distributions to Common Shareholders as follows:
Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BTA	02/03/25	02/14/25	03/03/25	$ 0.049500
	03/03/25	03/14/25	04/01/25	0.049500
MUA	02/03/25	02/14/25	03/03/25	0.055500
	03/03/25	03/14/25	04/01/25	0.055500
MUI*	02/03/25	02/14/25	02/26/25	0.055000
	03/03/25	03/14/25	03/20/25	0.040800
MYD	02/03/25	02/14/25	03/03/25	0.054500
	03/03/25	03/14/25	04/01/25	0.054500
MQY	02/03/25	02/14/25	03/03/25	0.058000
	03/03/25	03/14/25	04/01/25	0.058000
MYI	02/03/25	02/14/25	03/03/25	0.055500
	03/03/25	03/14/25	04/01/25	0.055500

*	Represents final distribution
The Funds declared and paid or will pay distributions to Preferred Shareholders as follows:
	Preferred Shares(a)
Fund Name	Shares	Series	Declared
BTA	VRDP	W-7	$ 160,433
MUA	VRDP	W-7	369,418
MYD	VRDP	W-7	530,695
MQY	VRDP	W-7	475,177
	VRDP	W-7A	471,933
MYI	VRDP	W-7	954,664

(a)	Dividends declared for period February 1, 2025 to February 28, 2025.
In connection with the Conversion, effective February 14, 2025, MUI has delisted from the New York Stock Exchange.
On February 28, 2025, the Board approved a quarterly repurchase schedule for BlackRock Municipal Credit Alpha Portfolio, Inc. Additionally, the Board approved an initial repurchase offer, commencing on April 30, 2025, for a repurchase amount of 15% of outstanding shares as of May 30, 2025.
The Conversion was completed effective as of March 24, 2025.
Notes to Financial Statements

Additional Information

Proxy Results
At a Special Meeting of Shareholders of BlackRock Municipal Income Fund, Inc. (the “Fund”), held on September 30, 2024, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1.   The holders of shares of common stock (“Common Shares” and the holders thereof, “common shareholders”) and the holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of the Fund are being asked to vote together as a single class to approve the adoption of a fundamental policy requiring the Fund to make quarterly offers to repurchase from shareholders between 5% and 25% of the Fund’s outstanding Common Shares at net asset value (“NAV”), pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MUI	33,752,171	11,168,079	773,133
Proposal 2A.  The common shareholders and VRDP Holders of the Fund are being asked to vote together as a single class to approve the change in the Fund’s fundamental investment objective.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MUI	33,609,947	11,286,729	796,707
Proposal 3A.  The common shareholders and VRDP Holders of the Fund are being asked to vote together as a single class to approve the change in the Fund’s fundamental 80% investment policy.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MUI	33,572,648	11,242,324	878,411
Proposal 4.  The common shareholders and VRDP Holders of the Fund are being asked to vote together as a single class to approve an Amended and Restated Investment Management Agreement of the Fund.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MUI	33,571,978	11,226,517	894,888
Preferred Shareholders
Proposal 2B.  The VRDP Holders of the Fund are being asked to vote as a separate class to approve the change in the Fund’s fundamental investment objective.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MUI	5,617	-	-
Proposal 3B.  The VRDP Holders of the Fund are being asked to vote as a separate class to approve the change in the Fund’s fundamental 80% investment policy.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MUI	5,617	-	-
Fund Certification
The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Funds’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds’ exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital.  The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.
The following information is a summary of certain changes since July 31, 2024. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Additional Information

Additional Information (continued)

Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Directors of the Funds has delegated the voting of proxies for the Funds’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Funds. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
VRDP Liquidity Provider
Bank of America, N.A.(a)
New York, NY 10036
Royal Bank of Canada(b)
New York, NY 10281
The Toronto-Dominion Bank(b),(c)
New York, NY 10019
VRDP Remarketing Agent
BofA Securities, Inc.(a)
New York, NY 10036
RBC Capital Markets, LLC(b)
New York, NY 10281
TD Securities (USA) LLC(b),(c)
New York, NY 10019
VRDP Tender and Paying Agent
The Bank of New York Mellon
New York, NY 10286
(a) For BTA, MUA, MUI and MYD.
(b) For MQY.
(c) For MYI.

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Fund and Service Providers (continued)
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation

2025 BlackRock Semi-Annual Report to Shareholders

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Want to know more?
blackrock.com |  800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.
CEMYMA-01/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Credit Alpha Portfolio, Inc. (formerly, BlackRock Municipal Income Fund, Inc.)

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Credit Alpha Portfolio, Inc. (formerly, BlackRock Municipal Income Fund, Inc.)

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Credit Alpha Portfolio, Inc. (formerly, BlackRock Municipal Income Fund, Inc.)

Date: March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Credit Alpha Portfolio, Inc. (formerly, BlackRock Municipal Income Fund, Inc.)

Date: March 24, 2025